         IQ/CLAYMORE FLORIDA MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 1
        IQ/CLAYMORE NEW YORK MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 2
          IQ/CLAYMORE TEXAS MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 1
                                    series of
               Claymore Securities Defined Portfolios, Series 188

[IQ INVESTMENT ADVISORS LOGO]

[CLAYMORE(R) LOGO]

  PORTFOLIOS OF INVESTMENT GRADE MUNICIPAL BONDS WITH STATED MATURITIES BETWEEN THE YEARS 2014 AND 2019 THAT ARE DESIGNED TO PAY REGULAR FEDERALLY TAX-EXEMPT
                 AND STATE TAX-EXEMPT INTEREST (IF APPLICABLE).

                                   Prospectus
                            Dated September 27, 2004

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC]

                                As Selling Agent

INVESTMENT SUMMARY

   THIS INVESTMENT SUMMARY PROVIDES AN ABBREVIATED DISCUSSION REGARDING THE TRUSTS. MORE DETAILED INFORMATION CAN BE FOUND LATER IN THIS PROSPECTUS.

                                    OVERVIEW

   The IQ/Claymore Florida Municipal Portfolio (10-15 years), Series 1 (the "FLORIDA TRUST"), the IQ/Claymore New York Municipal Portfolio (10-15 years), Series 2 (the "NEW YORK TRUST") and the IQ/Claymore Texas Municipal Portfolio (10-15 years), Series 1 (the "TEXAS TRUST") (collectively referred to as the "TRUSTS" and individually referred to as a "TRUST"), are unit investment trusts and series of the Claymore Securities Defined Portfolios, Series 188. Claymore Securities, Inc. ("CLAYMORE" or the "SPONSOR") serves as the sponsor of the trust.

   The trusts are scheduled to terminate in approximately 15 years.

IQ/CLAYMORE FLORIDA MUNICIPAL
PORTFOLIO (10-15 YEARS), SERIES 1

                              PUBLIC OFFERING PRICE

   If the units of the Florida Trust had been available for sale immediately prior to the initial offering of the trust, the Public Offering Price per unit would have been $10.00. The Public Offering Price of the units during the initial offering period is generally based on:

   - the aggregate institutional offering price of the bonds in the trust's portfolio divided by the number of units outstanding, plus

   - a sales charge equal to 3.75% of the Public Offering Price excluding organization costs (3.896% of aggregate institutional offering price of the bonds per unit), and

   -  a pro rata portion of estimated organization costs.

                              INVESTMENT OBJECTIVE

   The Florida Trust's primary objective is to seek to obtain federally tax-exempt interest income and income exempt from the Florida intangibles tax through an investment in a fixed portfolio of investment grade municipal bonds which mature in six consecutive years, 2014 to 2019. The trust's secondary objective is preservation of capital. The trust intends to pay interest distributions each month and expects to prorate the interest distributed on an annual basis see "Distributions." There can be no assurance that the trust will achieve these investment objectives; however, the sponsor will select bonds that it believes have the best chance to meet the trust's objectives over its approximate 15 year life.

   Municipal bonds are debt instruments issued by state and local governments to raise money for various public works projects such as highways, airports and schools. The most distinct characteristic of municipal bonds is that generally these bonds provide interest income exempt from normal federal income taxes, and in some cases, is exempt from state and local taxes. In addition to offering the potential for tax-exempt interest income and, for individuals, income exempt from the federal alternative minimum tax for qualifying investors, all of the municipal bonds held in the trust will be rated investment-grade quality, as of the date of this

Prospectus, by at least one of the following ratings agencies: Standard & Poor's, Fitch Inc. ("FITCH") or Moody's Investors Service ("MOODY'S"). Investment grade bonds are bonds that are rated at least in the category of BBB by Standard & Poor's or Fitch or Baa by Moody's. A rating in the category of BBB or Baa is the lowest possible investment grade rating. See
"Description of Bond Ratings" for details.

                               PORTFOLIO STRATEGY

   The trust will invest in a portfolio of municipal bonds with stated maturities ranging from 2014 to 2019. Municipal bonds with maturities of 10-15 years typically have call provisions beginning 10-years from the date of initial issuance. For this reason investors may receive principal distributions from bonds being called prior to their maturity.

   The trust includes bonds that are scheduled to mature in staggered intervals during the life of the trust. As a result, the trust can potentially offer investors some distinct advantages. Similar portfolio strategies are often used as alternatives to investing in individual long-term bonds when investors are concerned about an anticipated rise in interest rates. This approach intends to provide these investors with the return of a portion of the initial par value of the bonds in the trust at staggered intervals, which in turn, would allow them to reinvest the returned amounts at the then current yields. Furthermore, a portfolio of bonds with 10-15 year maturities could potentially provide lower interest rate sensitivity than a portfolio comprised of longer maturity bonds, and as a result, may better allow the trust to meet its secondary objective of capital preservation.

                             BOND SELECTION FACTORS

   The following factors, among others, were considered in selecting the bonds:

   - whether the bonds selected would generate interest income exempt from normal federal income taxes and the Florida intangibles tax (for Florida residents) imposed on holders of units;

   - whether the bonds selected were rated at least in the category of BBB by Standard & Poor's or Fitch or Baa by Moody's;

   - the maturity dates of the bonds (including whether such bonds may be called or redeemed prior to their stated maturities);

   -  the diversity of the issuer and the purpose of issue of bonds; and

   - the cost of the bonds relative to what the sponsor believes to be their value.

                                 PRINCIPAL RISKS

   INVESTORS CAN LOSE MONEY BY INVESTING IN THE TRUST. The value of the units and the bonds held in the portfolio can each decline in value. An investor should consider the following factors, among other things, when deciding whether to purchase units of the trust:

   - No assurance can be given that the trust's objectives will be achieved. These objectives are subject to the continuing ability of the respective issuers of the bonds to meet their obligations.

   - Municipal bonds are fixed rate debt obligations that generally decline in value with increases in interest rates, an issuer's worsening financial condition, a drop in bond ratings or when there is a decrease in federal income tax rates. Typically, bonds with longer periods before maturity are more sensitive to interest rate changes.

   - Changes in the tax treatment of bonds either due to future legislation or due to the failure of a public issuer of a bond (or private guarantor) to meet certain conditions imposed by various tax laws may have an adverse impact on the value of the units and the bonds held in the trust.

   - If a decrease in net asset value occurs and units of the trust are tendered for redemption, the trust may be forced to liquidate some of its bonds which may be at a loss. If such redemptions are substantial enough, provisions of the trust's indenture could cause a complete and unexpected liquidation of the trust before its scheduled maturity, resulting in unanticipated losses for investors.

   - Since the portfolio is fixed and not managed, in general, the sponsor only sells bonds at the trust's termination or in order to meet redemptions or to pay expenses. As a result, the price at which a bond is sold may not be the highest price the trust could have received during the life of the trust.

   - Certain of the bonds included in the trust may be original issue discount bonds or "zero coupon" bonds, as noted in "Trust Portfolio." These bonds may be subject to greater price fluctuations with changing interest rates and contain additional risks.

   - The trust is considered to be concentrated in stocks issued by companies in the education sector. A concentration makes the trust subject to more risk.

   - STATE SPECIFIC RISK. Because the Portfolio is concentrated in bonds of issuers located in Florida, there may be more risk than if the bonds were issued by issuers located in several states. The financial condition of Florida is affected by various national and local, economic, social and environmental policies and conditions and may have an effect on the value of the Units.

   - Additionally, Constitutional and statutory limitations imposed on the State and its local governments concerning taxes, bond indebtedness and other matters may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the bonds to satisfy their obligations. The State Constitution and statutes mandate that the State budget, as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. Additionally, the State Constitution prohibits issuance of State obligations to fund State operations.

   - The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the bonds, are affected by numerous factors. The State continues to be dependent on the construction and construction related manufacturing industries. These industries tend to be highly cyclical and there is no assurance that Florida's rapid population growth, which drove these industries in the past, will continue. Tourism is also one of the State's most important industries. Because many international travelers visit Florida, an increase in the value of the U.S. dollar adversely affects this industry. Moreover, Florida could be impacted by problems in the agricultural sector, including crop failures, severe weather conditions or other agricultural-related problems, particularly with regard to the citrus and sugar industries.

   - The State is a party to numerous lawsuits in which an adverse final decision could materially affect the State's governmental operations and consequently its ability to pay debt service on its obligations.

   - All outstanding general obligation bonds of the State are rated AA+ by Standard Poor's, Aa2 by Moody's and AA by Fitch as of the date of this Prospectus.

   See "Risk Factors" for more information.

                                      TAXES

   FEDERAL TAX. Under existing law, in the opinion of recognized bond counsel to the issuing governmental authorities, interest on the bonds in the trust is exempt from normal federal income taxes for U.S. investors and the federal alternative minimum tax for certain qualifying parties. You may receive principal payments if bonds are sold or called, or mature. You will be subject to tax on any gain realized by the trust on the disposition of bonds.

   FLORIDA TAX. The Bonds issued by the State of Florida or its political subdivisions the ("Florida Bonds") were accompanied by opinions of bond counsel to the respective issuers thereof to the effect that the Florida Bonds were exempt from the Florida intangibles tax. The Bonds issued by Puerto Rico or its authority (the "Puerto Rico Bonds") were accompanied by opinions of Bond Counsel to the respective issuers thereof to the effect that the Puerto Rico Bonds and the interest thereon is exempt from all state and local income taxation. Neither the Sponsor nor its counsel have independently reviewed such opinions or examined the Bonds to be deposited in and held by the Florida Trust and they have assumed the correctness as of the date of deposit of the opinions of Bond Counsel and that the Bonds are and will continue to be exempt from such taxes. It is assumed for purposes of the opinion below the Bonds constitute debt for Federal income tax purposes.

   "Non-Corporate Unitholder" means a Unitholder of the Florida Trust who is an individual not subject to the Florida state income tax on corporations under Chapter 220, Florida Statutes and "Corporate Unitholder" means a Unitholder of the Florida Trust that is a corporation, bank or savings association or other entity subject to Florida state income tax on corporations or franchise tax imposed on banks or savings associations under Chapter 220, Florida Statutes.

   In the opinion of Chapman and Cutler LLP, counsel to the Sponsor, in summary under existing law:

   For Florida state income tax purposes, the Florida Trust will not be subject to the Florida income tax imposed by Chapter 220, Florida Statutes.

   Because Florida does not impose an income tax on individuals, Non-Corporate Unitholders residing in Florida will not be subject to any Florida income taxation on income realized by the Florida Trust. Any amounts paid to the Florida Trust or to Non-Corporate Unitholders under an insurance policy issued to the Florida Trust or the Sponsor which represent maturing interest on defaulted obligations held by the Trustee will not be subject to the Florida income tax imposed by Chapter 220, Florida Statutes.

   Corporate Unitholders with commercial domiciles in Florida will be subject to Florida income or franchise taxation on income realized by the Florida Trust and on payments of interest pursuant to any insurance policy to the extent such income constitutes "non business income" as defined by Chapter 220, Florida Statutes or is otherwise allocable to Florida under Chapter 220, Florida Statutes. Other Corporate Unitholders will be subject to Florida income or franchise taxation on income realized by the Florida Trust (or on payments of interest pursuant to any insurance policy) only to the extent that the income realized does not constitute "non-business income" as defined by Chapter 220, Florida Statutes and if such income is otherwise allocable to Florida under Chapter 220, Florida Statutes. However, no opinion is expressed with respect to the treatment under Chapter 220, Florida Statutes of any such income that is attributable to the Puerto Rico Bonds.

   Units will be subject to Florida estate tax only if held by Florida residents. However, the Florida estate tax is limited to the amount of the credit for state death taxes provided for in Section 2011 of the Internal Revenue Code of 1986, as amended.

   Neither the bonds nor the Units will be subject to the Florida ad valorem property tax, the Florida intangible personal property tax or the Florida sales or use tax.

   Chapman and Cutler LLP has expressed no opinion with respect to taxation under any other provision of Florida law. Ownership of the Units may result in collateral Florida tax consequences to certain taxpayers. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

   See "Tax Status" for further tax information.

                                  DISTRIBUTIONS

   Holders of units will receive interest payments from the trust each month. The trust prorates the interest distributed on an annual basis. Annual interest distributions are expected to vary from year to year.

   Each unit of the trust at the Initial Date of Deposit represents the fractional undivided interest in the principal amount of underlying bonds set forth in the "Summary of Essential Financial Information" and net income of the trust.

                                MARKET FOR UNITS

   A unit holder may dispose of its units by redemption through The Bank of New York, which serves as the trustee of the trust (the "TRUSTEE"). The price received from the trustee by the unitholder for units being redeemed is based upon the aggregate institutional bid price of the underlying bonds. Units can be sold at any time to the sponsor or the trustee without fee or penalty.

   Until six months after the Initial Date of Deposit or the end of the initial offering period, at the discretion of the sponsor, the price at which the trustee will redeem units and the price at which the sponsor may repurchase units includes estimated organization costs. After such period, the amount paid will not include such estimated organization costs.

                                FEES AND EXPENSES

   This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the portfolio.

                                                                      AMOUNT PER
                                                       AS A % OF    $1,000 INVESTED
                                                         PUBLIC     (AS OF INITIAL
                                                        OFFERING      DEPOSIT OF
INVESTOR FEES                                             PRICE       THE TRUST)
-------------                                          ---------    ---------------
MAXIMUM SALES CHARGE(1)                                   3.75%        $  37.50
                                                          ====         ========

MAXIMUM ESTIMATED
ORGANIZATION COSTS
(amount per 100 units)(2)                                              $   5.00
                                                                       ========

                                                     APPROXIMATE %
ANNUAL FUND                                           OF PUBLIC
OPERATING                                              OFFERING       AMOUNT PER
EXPENSES                                                PRICE         100 UNITS
--------                                             -------------    ----------
Trustee's fees(3)(4)                                     0.082%        $  0.820

Sponsor's
supervisory fee(3)                                       0.030            0.300

Bookkeeping and
Administrative fee(3)                                    0.035            0.350

Sponsor's
evaluation fee(3)                                        0.035            0.350

Estimated other
trust operating
expenses(5)                                              0.020            0.200
                                                         -----         --------
  Total                                                  0.202%        $   2.02
                                                         =====         ========

(1)  Excludes organization costs.

(2) Organization costs are deducted from portfolio assets six months after the Initial Date of Deposit or at the close of the initial offering period, at the discretion of the sponsor.

(3) The trustee's fees and the sponsor's evaluation fee are based on the principal amount of the bonds in the trust on a monthly basis. Because such fees are based on the principal amount of the bonds in the trust, rather than the trust's net asset value, the fees will represent a greater percentage of the trust's net asset value if the bonds in the trust, on average, are valued below par. The sponsor's supervisory fee and the bookkeeping and administrative fee are based on the largest number of units in the trust at any time during that period. Because these fees are based on the largest number of units during a particular period, these fees will represent a greater percentage of the trust's net asset value as the number of units will decrease during that period. The sponsor serves as evaluator for all evaluations.

(4) During the first year the trustee may reduce its fee by a nominal amount that relates to the estimated interest to be earned prior to the expected delivery dates for the "when, as and if issued" or "delayed delivery" bonds. Should the interest exceed this amount, the trustee will reduce its fee up to its annual fee. After the first year, the trustee's fee will be the amount indicated above. Estimated net interest income will remain as shown.

(5) Other estimated trust operating expenses do not include brokerage commissions and other transactional fees.

                                     EXAMPLE

   This example helps you compare the costs of this trust with other unit investment trusts and mutual funds. In the example, we assume that the expenses do not change and the trust's annual return is 5%. Your actual returns and expenses will vary. Based on these assumptions, you would pay these expenses for every $10,000 you invest:

   1 year                                                      $ 445

   3 years                                                     $ 486

   5 years                                                     $ 527

   10 years                                                    $ 632

   These amounts are the same regardless of whether you sell your investment at the end of a period or continue to hold your investment. The example does not consider any transaction fees that broker-dealers may charge for processing redemption requests or transactional expenses.

IQ/CLAYMORE FLORIDA MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 1
ESSENTIAL INFORMATION
AS OF SEPTEMBER 27, 2004, THE INITIAL DATE OF DEPOSIT

SPONSOR AND EVALUATOR:        Claymore Securities, Inc.

TRUSTEE:                      The Bank of New York

INITIAL DATE OF DEPOSIT:      September 27, 2004

FIRST SETTLEMENT DATE:        September 30, 2004

MANDATORY TERMINATION
DATE:                         October 1, 2019

CUSIP NUMBER:
  Cash                        18384Q787

TICKER                        CIQFAX

MINIMUM INVESTMENT:           100 Units.

AVERAGE DOLLAR
  WEIGHTED MATURITY
  OF BONDS IN THE TRUST:      12.24 years.

EVALUATION TIME:              As of the close of trading of the New York Stock
                              Exchange (normally 4:00 p.m. Eastern Time).
                              (However, on the first day units are sold the
                              Evaluation Time will be as of the close of trading
                              on the New York Stock Exchange or the time the
                              registration statement filed with the Securities
                              and Exchange Commission becomes effective, if
                              later.)

MINIMUM PRINCIPAL
  DISTRIBUTIONS:              $0.01 per Unit.

MINIMUM PAR VALUE OF          $2,000,000 par value
  THE BONDS IN THE TRUST      of bonds
  UNDER WHICH THE TRUST
  AGREEMENT MAY BE
  TERMINATED:

RECORD DATE:                  1st Day of each Month.

DISTRIBUTION DATE:            15th Day of each Month.

TYPES OF BONDS

   The portfolio consists of the following types of bonds:

                                                              APPROXIMATE
                                                               PORTFOLIO
TYPE OF ISSUER                                                PERCENTAGE*
Education                                                         47%
Miscellaneous                                                     13
Water & Sewer                                                     13
General Obligation                                                11
Hospital                                                           8
Lease                                                              8

BOND RATINGS

   The portfolio consists of bonds rated in the following categories by Standard & Poor's, Fitch and Moody's:

                                                             APPROXIMATE
                                                              PORTFOLIO
STANDARD & POOR'S                                            PERCENTAGE*
AAA                                                                72%
NR                                                                 28
                                                               ------
                                                               100.00%
                                                               ======

                                                             APPROXIMATE
                                                              PORTFOLIO
FITCH                                                        PERCENTAGE*
AAA                                                                85%
NR                                                                 15
                                                               ------
                                                               100.00%
                                                               ======

                                                             APPROXIMATE
                                                              PORTFOLIO
MOODY'S                                                      PERCENTAGE*
Aaa                                                                83%
NR                                                                 17
                                                               ------
                                                               100.00%
                                                               ======

STATES AND TERRITORIES
   The bonds were issued by entities located in the following states or territories:

                                                              APPROXIMATE
                                                               PORTFOLIO
STATE OR TERRITORY                                            PERCENTAGE*
Florida                                                          100%
                                                               -----
                                                                 100%
                                                               =====

INSURANCE PROVIDERS
   The portfolio consists of bonds insured by the following insurance companies:

                                                              APPROXIMATE
                                                               PORTFOLIO
INSURANCE CO.                                                 PERCENTAGE*
FGIC                                                               34%
AMBAC                                                              29
MBIA                                                               24
NONE                                                               10
FSA                                                                 3
                                                               ------
                                                               100.00%
                                                               ======

----------
*    Based on principal amount of the bonds in the trust.

IQ/CLAYMORE FLORIDA MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 1
SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
AS OF SEPTEMBER 27, 2004, THE INITIAL DATE OF DEPOSIT

PRINCIPAL AMOUNT OF BONDS IN TRUST:                                       $  150,700
NUMBER OF UNITS:                                                              16,334
FRACTIONAL UNDIVIDED INTEREST IN TRUST PER UNIT(1):                         1/16,334
PRINCIPAL AMOUNT OF BONDS PER UNIT:                                       $    9.226
    PUBLIC OFFERING PRICE:
    Aggregate Offering Price of Bonds in the Portfolio:                   $  157,211
    Aggregate Offering Price of Bonds per Unit:                           $    9.625
    Organization Costs per Unit:                                          $    0.050
    Sales Charge of 3.896% (3.75% of Public Offering Price
      excluding organization costs):                                      $    0.375
    PUBLIC OFFERING PRICE PER UNIT:                                       $   10.000
REDEMPTION PRICE PER UNIT:                                                $    9.574*
EXCESS OF PUBLIC OFFERING PRICE OVER REDEMPTION PRICE PER UNIT:           $    0.426

ESTIMATED ANNUAL INTEREST INCOME PER UNIT
  (INCLUDES CASH INCOME ACCRUAL ONLY):                                    $   0.3949
Less Estimated Annual Expenses per Unit:                                  $   0.0202
                                                                          ----------
ESTIMATED NET ANNUAL INTEREST INCOME PER UNIT:                            $   0.3747
                                                                          ==========
ESTIMATED DAILY RATE OF NET INTEREST ACCRUAL PER UNIT:                    $  0.00104
ESTIMATED CURRENT RETURN BASED ON PUBLIC OFFERING PRICE
  (INCLUDES CASH INCOME ACCRUAL ONLY):                                          3.75%
ESTIMATED LONG-TERM RETURN:                                                     3.17%

ESTIMATED INTEREST DISTRIBUTIONS PER UNIT:
- Date of First Distribution:                                      November 15, 2004
- Amount of First Distribution:                                           $   0.0322
- Record Date of First Distribution:                                November 1, 2004
- Date of Regular Distribution:                                   15th of each Month
- Amount of Regular Distribution:                                         $   0.0312
- Record Date of Regular Distribution:                             1st of each Month
- Regular Total Annual Distributions:                                     $   0.3747

* Based solely upon the institutional bid prices of the bonds. Upon tender for redemption, the price to be paid will include accrued interest as described in "Rights of Unitholders-Redemption-Computation of Redemption Price per Unit."
(1) As of the close of business on the Initial Date of Deposit, the sponsor may adjust the number of units of so that the Public Offering Price per unit will equal approximately $10 per unit. If such an adjustment occurs, certain of the items provided herein may vary.

TRUST PORTFOLIO

CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 188
IQ/CLAYMORE FLORIDA MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 1
THE TRUST PORTFOLIO AS OF SEPTEMBER 27, 2004, THE INITIAL DATE OF DEPOSIT

AGGREGATE                                                                                              1ST OPTIONAL
PRINCIPAL     CUSIP                 COMPANY NAME(1)                COUPON  MATURITY  INSURANCE  REDEMPTION PROVISIONS (2)
---------   ---------    ----------------------------------------  ------  --------  ---------  -------------------------
$   7,700   240127AN0    Daytona Beach Florida, Public             3.875%   7/1/17      FGIC      07/01/2012 @ $100.00
                         Improvement Bonds
$   6,200   247271JA8    Delray Beach, Florida, Recreational       3.750%   2/1/15      MBIA      02/01/2014 @ $100.00
                         Facility Improvement Bonds,
                         Recreational & Cultural Projects (6)
$   3,100   247271JC4    Delray Beach, Florida, Recreational       3.750%   2/1/17      MBIA      02/01/2014 @ $100.00
                         Facility Improvement Bonds,
                         Recreational & Cultural Projects (6)
$  11,500   34160HEA1    Florida State Correctional Private        5.000%   8/1/16     AMBAC      08/01/2014 @ $100.00
                         Commission, Refunding Bonds, Series A
$  12,700   50825JDX1    Lake County School Board, School          3.800%   7/1/16     AMBAC      07/01/2014 @ $100.00
                         Improvement Bonds, Series A (6)
$  13,500   50825JEA0    Lake County School Board, School          4.000%   7/1/19     AMBAC      07/01/2014 @ $100.00
                         Improvement Bonds, Series A (6)
$  13,800   59333NJR5    County Of Miami-Dade Florida, Public      3.600%   4/1/14      MBIA      04/01/2014 @ $100.00
                         Improvement Bonds, Capital Asset
                         Acquisition, Series B (6)
$  15,400   661057AU3    North Miami Florida, Refunding Bonds,     5.000%   4/1/18      NONE      04/01/2013 @ $100.00
                         Johnston & Wales University, Series A
$  14,600   769595AN9    Riviera Beach Utility Special District,   4.000%   10/1/17     FGIC      10/01/2014 @ $100.00
                         Water Utility Improvement Bonds
$   4,200   769595AP4    Riviera Beach Utility Special District,   4.000%   10/1/18     FGIC      10/01/2014 @ $100.00
                         Water Utility Improvement Bonds
$   4,600   792075GX5    St Lucie County School Board, Refunding   4.100%   7/1/18      FSA       07/01/2011 @ $102.00
                         Bonds, Florida Master Lease Program,
                         Series A
$  12,300   803300CH3    Sarasota County Public Hospital Board,    5.250%   7/1/14      MBIA      07/01/2014 @ $100.00
                         Refunding Bonds, Sarasota Memorial
                         Hospital, Series B
$  12,300   80330QAS4    Sarasota County School Board, School      5.000%   7/1/15      FGIC      07/01/2015 @ $100.00
                         Improvement Bonds
$   6,500   87504RAM0    City Of Tamarac Florida, School           3.800%   10/1/15    AMBAC      10/01/2014 @ $100.00
                         Improvement Bonds
$  12,300   90264DAN3    University Of Central Florida Athletics   4.000%   10/1/19     FGIC      10/01/2014 @ $100.00
                         Association Incorporated, University &
                         College Improvement Bonds, Series A
---------
$ 150,700
=========

AGGREGATE                                                                                               COST TO
PRINCIPAL     CUSIP             COMPANY NAME(1)                    MOODY'S (3)  S&P (3)  FITCH (3)  PORTFOLIO (4)(5)
---------   ---------    ----------------------------------------  -----------  -------  ---------  ----------------
$  7,700    240127AN0    Daytona Beach Florida, Public                Aaa         AAA       AAA       $    7,738
                         Improvement Bonds
$  6,200    247271JA8    Delray Beach, Florida, Recreational          Aaa         AAA        NR       $    6,298
                         Facility Improvement Bonds,
                         Recreational & Cultural Projects (6)
$  3,100    247271JC4    Delray Beach, Florida, Recreational          Aaa         AAA        NR       $    3,100
                         Facility Improvement Bonds,
                         Recreational & Cultural Projects (6)
$ 11,500    34160HEA1    Florida State Correctional Private           Aaa         AAA       AAA       $   12,724
                         Commission, Refunding Bonds, Series A
$ 12,700    50825JDX1    Lake County School Board, School              NR         AAA       AAA       $   12,803
                         Improvement Bonds, Series A (6)
$ 13,500    50825JEA0    Lake County School Board, School              NR         AAA       AAA       $   13,499
                         Improvement Bonds, Series A (6)
$ 13,800    59333NJR5    County Of Miami-Dade Florida, Public         Aaa         AAA        NR       $   13,933
                         Improvement Bonds, Capital Asset
                         Acquisition, Series B (6)
$ 15,400    661057AU3    North Miami Florida, Refunding Bonds,        Aaa         AAA       AAA       $   16,640
                         Johnston & Wales University, Series A
$ 14,600    769595AN9    Riviera Beach Utility Special District,      Aaa          NR       AAA       $   14,841
                         Water Utility Improvement Bonds
$  4,200    769595AP4    Riviera Beach Utility Special District,      Aaa          NR       AAA       $    4,235
                         Water Utility Improvement Bonds
$  4,600    792075GX5    St Lucie County School Board, Refunding      Aaa          NR       AAA       $    4,650
                         Bonds, Florida Master Lease Program,
                         Series A
$ 12,300    803300CH3    Sarasota County Public Hospital Board,       Aaa         AAA       AAA       $   13,979
                         Refunding Bonds, Sarasota Memorial
                         Hospital, Series B
$ 12,300    80330QAS4    Sarasota County School Board, School         Aaa          NR       AAA       $   13,824
                         Improvement Bonds
$  6,500    87504RAM0    City Of Tamarac Florida, School              Aaa          NR       AAA       $    6,647
                         Improvement Bonds
$ 12,300    90264DAN3    University Of Central Florida Athletics      Aaa         AAA       AAA       $   12,300
                         Association Incorporated, University &
                         College Improvement Bonds, Series A
                                                                                                      ----------
                                                                                                      $  157,211
                                                                                                      ==========

NOTES TO TRUST PORTFOLIO

(1) Bonds of these issuers are all represented by contracts to purchase bonds. All contracts to purchase the bonds were entered into on September 27, 2004. All contracts are expected to be settled prior to or on September 30, 2004.

(2) If applicable, this heading shows the year in which each issue of bonds is initially redeemable and the redemption price for that year unless otherwise indicated. Each such issue generally continues to be redeemable at declining prices thereafter, but not below par. "S.F." indicates a sinking fund has been or will be established with respect to an issue of bonds. In addition, certain bonds in the Trust may be redeemed in whole or in part other than by operation of the stated optional call or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such bonds. A sinking fund is a reserve fund accumulated over a period of time for the retirement of debt. A sinking fund may be estimated based upon various factors or may be mandatory.

     Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed bonds have an offering side valuation which represents a premium over par. To the extent that the bonds were deposited in the trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the units. Conversely, to the extent that the bonds were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the units. Distributions generally will be reduced by the amount of the income which would otherwise have been paid with respect to redeemed bonds and there will be distributed to unitholders the principal amount and any premium received on such redemption. The estimated current return in this event may be affected by such redemptions. The federal and state tax effect on unitholders of such redemptions and resultant distributions is described in the section entitled "Tax Status."

(3) The Standard & Poor's, Moody's and Fitch's corporate or municipal bond ratings are a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees. The bond rating is not a recommendation to purchase, sell or hold a bond, inasmuch as it does not comment as to market price or suitability for a particular investor. A brief description of the rating symbols and their meanings is set forth under "Description of Bond Ratings."

(4) See Note (1) to "Statement of Financial Condition" regarding cost of bonds. The sponsor is responsible for acquiring each of the bonds that it selects for the trust and will deliver the bonds to the trust on the Initial Date of Deposit at a price determined by the evaluator based upon prices provided by Standard & Poor's Securities Evaluations, an independent, industry-recognized municipal bond pricing service. The sponsor acquired such bonds from BNY Capital Markets, Inc., an affiliate of the Trustee, who accumulated such bonds on behalf of the sponsor. Standard & Poor's Securities Evaluations will provide the sponsor with an "institutional offered side" quotation for the bonds, on the trust's initial date of deposit. The institutional offering prices are greater than the current institutional bid prices of the bonds which are the basis on which Redemption Price per unit is determined for purposes of redemption of units (see the first paragraphs under "Public Offering-Offering Price" and "Rights of Unitholders-Redemption-Computation of Redemption Price Per Unit"). Immediately prior to the deposit of the trust, the aggregate institutional bid side valuation of the bonds in the trust was lower than the aggregate institutional offering side valuation by 0.5%. Yield of bonds was computed on the basis of institutional offering prices on the Initial Date of Deposit.

(5)  Estimated annual interest income to the trust is $6,452.

(6) This bond was issued at an original issue discount. The tax effect of bonds issued at an original issue discount is described in "Tax Status".

IQ/CLAYMORE NEW YORK MUNICIPAL
PORTFOLIO (10-15 YEARS), SERIES 2

                              PUBLIC OFFERING PRICE

   If the units of the New York Trust had been available for sale immediately prior to the initial offering of the trust, the Public Offering Price per unit would have been $10.00. The Public Offering Price of the units during the initial offering period is generally based on:

   - the aggregate institutional offering price of the bonds in the trust's portfolio divided by the number of units outstanding, plus

   - a sales charge equal to 3.75% of the Public Offering Price excluding organization costs (3.896% of aggregate institutional offering price of the bonds per unit), and

   -  a pro rata portion of estimated organization costs.

                              INVESTMENT OBJECTIVE

   The New York Trust's primary objective is to seek to obtain federally tax-exempt interest income and New York State and City tax-exempt interest income through an investment in a fixed portfolio of investment grade municipal bonds which mature in six consecutive years, 2014 to 2019. The trust's secondary objective is preservation of capital. The trust intends to pay interest distributions each month and expects to prorate the interest distributed on an annual basis see "Distributions." There can be no assurance that the trust will achieve these investment objectives; however, the sponsor will select bonds that it believes have the best chance to meet the trust's objectives over its approximate 15 year life.

   Municipal bonds are debt instruments issued by state and local governments to raise money for various public works projects such as highways, airports and schools. The most distinct characteristic of municipal bonds is that generally these bonds provide interest income exempt from normal federal income taxes, and in some cases, is exempt from state and local taxes. In addition to offering the potential for tax-exempt interest income, and, for individuals, income exempt from the federal alternative minimum tax for qualifying investors, all of the municipal bonds held in the trust will be rated investment-grade quality, as of the date of this Prospectus, by at least one of the following ratings agencies: Standard & Poor's, Fitch Inc. ("FITCH") or Moody's Investors Service ("MOODY'S"). Investment grade bonds are bonds that are rated at least in the category of BBB by Standard & Poor's or Fitch or Baa by Moody's. A rating in the category of BBB or Baa is the lowest possible investment grade rating. See "Description of Bond Ratings" for details.

                               PORTFOLIO STRATEGY

   The trust will invest in a portfolio of municipal bonds with stated maturities ranging from 2014 to 2019. Municipal bonds with maturities of 10-15 years typically have call provisions beginning 10-years from the date of initial issuance. For this reason investors may receive principal distributions from bonds being called prior to their maturity.

   The trust includes bonds that are scheduled to mature in staggered intervals during the life of the trust. As a result, the trust can potentially offer investors some distinct advantages. Similar portfolio strategies are often used as alternatives to investing in individual long-term bonds when investors are concerned about an anticipated rise in interest rates. This approach intends to provide these investors with the return of a portion of the initial par value of the bonds in the trust at staggered intervals, which in turn, would allow them to reinvest the returned amounts at the then current yields. Furthermore, a portfolio of bonds with 10-15 year maturities could potentially provide lower interest rate sensitivity than a portfolio comprised of longer maturity bonds, and as a result, may better allow the trust to meet its secondary objective of capital preservation.

                             BOND SELECTION FACTORS

   The following factors, among others, were considered in selecting the bonds:

   - whether the bonds selected would generate interest income exempt from normal federal income taxes and New York State and City income taxes (for New York State and City residents, as applicable) imposed on holders of units;

   - whether the bonds selected were rated at least in the category of BBB by Standard & Poor's or Fitch or Baa by Moody's;

   - the maturity dates of the bonds (including whether such bonds may be called or redeemed prior to their stated maturities);

   -  the diversity of the issuer and the purpose of issue of bonds; and

   - the cost of the bonds relative to what the sponsor believes to be their value.

                                 PRINCIPAL RISKS

   INVESTORS CAN LOSE MONEY BY INVESTING IN THE TRUST. The value of the units and the bonds held in the portfolio can each decline in value. An investor should consider the following factors, among other things, when deciding whether to purchase units of the trust:

   - No assurance can be given that the trust's objectives will be achieved. These objectives are subject to the continuing ability of the respective issuers of the bonds to meet their obligations.

   - Municipal bonds are fixed rate debt obligations that generally decline in value with increases in interest rates, an issuer's worsening financial condition, a drop in bond ratings or when there is a decrease in federal income tax rates. Typically, bonds with longer periods before maturity are more sensitive to interest rate changes.

   - Changes in the tax treatment of bonds either due to future legislation or due to the failure of a public issuer of a bond (or private guarantor) to meet certain conditions imposed by various tax laws may have an adverse impact on the value of the units and the bonds held in the trust.

   - If a decrease in net asset value occurs and units of the trust are tendered for redemption, the trust may be forced to liquidate some of its bonds which may be at a loss. If such redemptions are substantial enough, provisions of the trust's indenture could cause a complete and unexpected liquidation of the trust before its scheduled maturity, resulting in unanticipated losses for investors.

   - Since the portfolio is fixed and not managed, in general, the sponsor only sells bonds at the trust's termination or in order to meet redemptions or to pay expenses. As a result, the price at which a bond is sold may not be the highest price the trust could have received during the life of the trust.

   - Certain of the bonds included in the trust may be original issue discount bonds or "zero coupon" bonds, as noted in "Trust Portfolio." These bonds may be subject to greater price fluctuations with changing interest rates and contain additional risks.

   - STATE SPECIFIC RISK. Because the New York Trust is concentrated in bonds of issuers located in New York, there may be more risk than if the bonds were issued by issuers located in several states. The financial condition of New York is affected by various national and local, economic, social and environmental policies and conditions and may have an effect on the value of the Units. Additionally, Constitutional and statutory limitations imposed on the State and its local governments concerning taxes, bond indebtedness and other matters may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the bonds to satisfy their obligations. Historically, the State has become one of the wealthiest states in the nation; however, for decades the State economy has grown more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence.

   - The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the bonds, are affected by numerous factors. The economy of the State continues to be influenced by the financial health of the City of New York, which faces greater competition as other major cities develop financial and business capabilities. The State has for many years had a very high state and local tax burden relative to other states. The burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

   - The September 2001 terrorist attacks on the World Trade Center have caused extensive property and infrastructure damage, as well as significant loss of life. The long-term effects on the economy of the City and the State are unknown.

   - The State is party to numerous lawsuits in which an adverse final decision could materially affect the State's governmental operations and consequently its ability to pay debt service on its obligations. On January 21, 1994, the State entered into a settlement with Delaware with respect to STATE OF DELAWARE V. STATE OF NEW YORK. The State made an immediate $35 million payment and agreed to make a $33 million annual payment in each of the next five fiscal years. The State has not settled with other parties to the litigation and will continue to incur litigation expenses as to those claims.

   - All outstanding general obligation bonds of the State are rated AA by Standard and Poor's, A2 by Moody's and by AA- Fitch as of the date of the prospectus.

   See "Risk Factors" for more information.

                                      TAXES

   FEDERAL TAX. Under existing law, in the opinion of recognized bond counsel to the issuing governmental authorities, interest on the bonds in the trust is exempt from normal federal income taxes for U.S. investors and the federal alternative minimum tax for certain qualifying parties. You may receive principal payments if bonds are sold or called, or mature. You will be subject to tax on any gain realized by the trust on the disposition of bonds.

   NEW YORK TAX. In the opinion of Emmet, Marvin & Martin LLP, special counsel for the New York Trust for New York tax matters, under existing law:

   - Interest on obligations issued by New York State, a political subdivision thereof, Puerto Rico, the Virgin Islands, Guam, the Northern Mariana Islands, or other possessions of the United States within the meaning of
      Section 103(c) of the Internal Revenue Code of 1986, as amended ("NEW YORK OBLIGATIONS"), which would be exempt from New York State or New York City personal income tax if directly received by a unitholder, will retain its status as tax-exempt interest when received by the New York Trust and distributed to such unitholder.

   - Interest (less amortizable premium, if any) derived from the New York Trust by a resident of New York State (or New York City) in respect of obligations issued by states other than New York (or their political subdivisions) will be subject to New York State (or New York City) personal income tax.

   - A unitholder who is a resident of New York State (or New York City) will be subject to New York State (or New York City) personal income tax with respect to gains realized when New York Obligations held in the New York Trust are sold, redeemed or paid at maturity or when the unitholder's units are sold or redeemed; such gain will equal the proceeds of sale, redemption or payment (adjusted, where applicable, to reflect any amounts representing accrued interest) less the tax basis of the New York Obligation or unit.

   - Interest or gain from the New York Trust derived by a Unitholder who is not a resident of New York State (or New York City) and who does not use the Units as property employed in a business, trade, profession or occupation carried on in New York State (or New York City) will not be subject to New York State (or New York City) personal income tax.

   - In the case of the New York Trust, amounts paid under the insurance policies representing maturing interest on defaulted New York Obligations held by the Trustee in the New York Trust will be excludable from New York State and New York City income if, and to the same extent as, such interest would have been excludable if paid by the respective issuer, and if and to the same extent such payments are excludible from income under Section 103 of the Internal Revenue Code of 1986, as amended.

   - If borrowed funds are used to purchase units in the New York Trust, special rules apply and all (or part) of the interest on such indebtedness may not be deductible for New York State and New York City tax purposes. The purchase of units may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of units in the New York Trust.

   See "Tax Status" for further tax information.

                                  DISTRIBUTIONS

   Holders of units will receive interest payments from the trust each month. The trust prorates the interest distributed on an annual basis. Annual interest distributions are expected to vary from year to year.

   Each unit of the trust at the initial date of deposit represents the fractional undivided interest in the principal amount of underlying bonds set forth in the "Summary of Essential Financial Information" and net income of the trust.

                                MARKET FOR UNITS

   A unit holder may dispose of its units by redemption through The Bank of New York, which serves as the trustee of the trust (the "TRUSTEE"). The price received from the trustee by the unitholder for units being redeemed is based upon the aggregate institutional bid price of the underlying bonds. Units can be sold at any time to the sponsor or the trustee without fee or penalty.

   Until six months after the initial date of deposit or the end of the initial offering period, at the discretion of the sponsor, the price at which the trustee will redeem units and the price at which the sponsor may repurchase units includes estimated organization costs. After such period, the amount paid will not include such estimated organization costs.

                                FEES AND EXPENSES

   This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the portfolio.

                                                                      AMOUNT PER
                                                       AS A % OF    $1,000 INVESTED
                                                         PUBLIC     (AS OF INITIAL
                                                        OFFERING      DEPOSIT OF
INVESTOR FEES                                             PRICE       THE TRUST)
-------------                                          ---------    ---------------
MAXIMUM SALES CHARGE(1)                                   3.75%        $ 37.50
                                                          ====         =======

MAXIMUM ESTIMATED
ORGANIZATION COSTS
(amount per 100 units)(2)                                              $  3.00
                                                                       =======

                                                     APPROXIMATE %
                                                       OF PUBLIC
ANNUAL FUND                                             OFFERING       AMOUNT PER
OPERATING EXPENSES                                      PRICE          100 UNITS
------------------                                   -------------     ----------
Trustee's fees(3)(4)                                     0.082%        $  0.820
Sponsor's
supervisory fee(3)                                       0.030            0.300
Bookkeeping and
Administrative
fee(3)                                                   0.035            0.350
Sponsor's
evaluation fee(3) 0.035                                  0.350
Estimated other
trust operating
expenses(5)                                              0.020            0.200
                                                         -----         --------
  Total                                                  0.202%        $   2.02
                                                         =====         ========

(1)  Excludes organization costs.

(2) Organization costs are deducted from portfolio assets six months after the Initial Date of Deposit or at the close of the initial offering period, at the discretion of the sponsor.

(3) The trustee's fees and the sponsor's evaluation fee are based on the principal amount of the bonds in the trust on a monthly basis. Because such fees are based on the principal amount of the bonds in the trust, rather than the trust's net asset value, the fees will represent a greater percentage of the trust's net asset value if the bonds in the trust, on average, are valued below par. The sponsor's supervisory fee and the bookkeeping and administrative fee are based on the largest number of units in the trust at any time during that period. Because these fees are based on the largest number of units during a particular period, these fees will represent a greater percentage of the trust's net asset value as the number of units will decreased during that period. The sponsor serves as evaluator for all evaluations.

(4) During the first year the trustee may reduce its fee by a nominal amount that relates to the estimated interest to be earned prior to the expected delivery dates for the "when, as and if issued"or "delayed delivery" bonds. Should the interest exceed this amount, the trustee will reduce its fee up to its annual fee. After the first year, the trustee's fee will be the amount indicated above. Estimated net interest income will remain as shown.

(5) Other estimated trust operating expenses do not include brokerage commissions and other transactional fees.

                                     EXAMPLE

   This example helps you compare the costs of this trust with other unit investment trusts and mutual funds. In the example, we assume that the expenses do not change and the trust's annual return is 5%. Your actual returns and expenses will vary. Based on these assumptions, you would pay these expenses for every $10,000 you invest:

   1 year                                                      $  425

   3 years                                                     $  466

   5 years                                                     $  507

   10 years                                                    $  612

   These amounts are the same regardless of whether you sell your investment at the end of a period or continue to hold your investment. The example does not consider any transaction fees that broker-dealers may charge for processing redemption requests or transactional expenses.

IQ/CLAYMORE NEW YORK MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 2
ESSENTIAL INFORMATION
AS OF SEPTEMBER 27, 2004, THE INITIAL DATE OF DEPOSIT

SPONSOR AND EVALUATOR:        Claymore Securities, Inc.

TRUSTEE:                      The Bank of New York

INITIAL DATE OF DEPOSIT:      September 27, 2004

FIRST SETTLEMENT DATE:        September 30, 2004

MANDATORY TERMINATION
  DATE:                       September 15, 2019

CUSIP NUMBER:
  Cash                        18384Q795

TICKER                        CIQNBX

MINIMUM INVESTMENT:           100 Units.

AVERAGE DOLLAR
  WEIGHTED MATURITY
  OF BONDS IN THE TRUST:      12.32 years.

EVALUATION TIME:              As of the close of trading of the New York Stock
                              Exchange (normally 4:00 p.m. Eastern Time).
                              (However, on the first day units are sold the
                              Evaluation Time will be as of the close of trading
                              on the New York Stock Exchange or the time the
                              registration statement filed with the Securities
                              and Exchange Commission becomes effective, if
                              later.)

MINIMUM PRINCIPAL
  DISTRIBUTIONS:              $0.01 per Unit.

MINIMUM PAR VALUE OF          $2,000,000 par value
  THE BONDS IN THE TRUST      of bonds
  UNDER WHICH THE TRUST
  AGREEMENT MAY BE
  TERMINATED:

RECORD DATE:                  1st Day of each Month.

DISTRIBUTION DATE:            15th Day of each Month.

TYPES OF BONDS

   The portfolio consists of the following types of bonds:

                                                                   APPROXIMATE
                                                                    PORTFOLIO
TYPE OF ISSUER                                                     PERCENTAGE*
General Obligation                                                     65%
Sales Tax                                                              10
Housing                                                                 8
Education                                                               6
Sewer & Water                                                           6
Utility                                                                 4
Hospital                                                                1

BOND RATINGS

The portfolio consists of bonds rated in the following categories by Standard & Poor's, Fitch and Moody's:

                                                                   APPROXIMATE
                                                                    PORTFOLIO
STANDARD & POOR'S                                                  PERCENTAGE*
AAA                                                                      33%
AA                                                                        4
AA-                                                                       1
A                                                                        15
A-                                                                        4
NR                                                                       43
                                                                     ------
                                                                     100.00%
                                                                     ======

                                                                   APPROXIMATE
                                                                    PORTFOLIO
FITCH                                                              PERCENTAGE*
AAA                                                                      46%
AA-                                                                       4
A+                                                                        8
A                                                                         8
A-                                                                        4
NR                                                                       30
                                                                     ------
                                                                     100.00%
                                                                     ======

                                                                   APPROXIMATE
                                                                    PORTFOLIO
MOODY'S                                                            PERCENTAGE*
Aaa                                                                      69%
A2                                                                       20
Baa1                                                                      4
NR                                                                        7
                                                                     ------
                                                                     100.00%
                                                                     ======

STATES AND TERRITORIES
   The bonds were issued by entities located in the following states or territories:

                                                                   APPROXIMATE
                                                                    PORTFOLIO
STATE OR TERRITORY                                                 PERCENTAGE*
New York                                                                100%
                                                                     ------
                                                                     100.00%
                                                                     ======

INSURANCE PROVIDERS
   The portfolio consists of bonds insured by the following insurance companies:

                                                                   APPROXIMATE
                                                                    PORTFOLIO
INSURANCE CO.                                                      PERCENTAGE*
NONE                                                                     39%
MBIA                                                                     38
FGIC                                                                     10
FSA                                                                       9
AMBAC                                                                     4
                                                                     ------
                                                                     100.00%
                                                                     ======

----------
*    Based on principal amount of the bonds in the trust.

IQ/CLAYMORE NEW YORK MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 2
SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
AS OF SEPTEMBER 27, 2004, THE INITIAL DATE OF DEPOSIT

PRINCIPAL AMOUNT OF BONDS IN TRUST:                                      $   151,200
NUMBER OF UNITS:                                                              16,162
FRACTIONAL UNDIVIDED INTEREST IN TRUST PER UNIT(1):                         1/16,162
PRINCIPAL AMOUNT OF BONDS PER UNIT:                                      $     9.355
    PUBLIC OFFERING PRICE:
    Aggregate Offering Price of Bonds in the Portfolio:                  $   155,559
    Aggregate Offering Price of Bonds per Unit:                          $     9.625
    Organization Costs per Unit:                                         $     0.030
    Sales Charge of 3.896% (3.75% of Public Offering Price
      excluding organization costs):                                     $     0.375
    PUBLIC OFFERING PRICE PER UNIT:                                      $    10.000
REDEMPTION PRICE PER UNIT:                                               $     9.592*
EXCESS OF PUBLIC OFFERING PRICE OVER REDEMPTION PRICE PER UNIT:          $     0.408

ESTIMATED ANNUAL INTEREST INCOME PER UNIT
  (INCLUDES CASH INCOME ACCRUAL ONLY):                                   $    0.3864
Less Estimated Annual Expenses per Unit:                                 $    0.0202
                                                                          ----------
ESTIMATED NET ANNUAL INTEREST INCOME PER UNIT:                           $    0.3662
                                                                         ===========
ESTIMATED DAILY RATE OF NET INTEREST ACCRUAL PER UNIT:                   $   0.00101
ESTIMATED CURRENT RETURN BASED ON PUBLIC OFFERING PRICE
  (INCLUDES CASH INCOME ACCRUAL ONLY):                                          3.66%
ESTIMATED LONG-TERM RETURN:                                                     3.16%

ESTIMATED INTEREST DISTRIBUTIONS PER UNIT:
- Date of First Distribution:                                      November 15, 2004
- Amount of First Distribution:                                          $    0.0313
- Record Date of First Distribution:                                November 1, 2004
- Date of Regular Distribution:                                   15th of each Month
- Amount of Regular Distribution:                                        $    0.0305
- Record Date of Regular Distribution:                             1st of each Month
- Regular Total Annual Distributions:                                    $    0.3662

* Based solely upon the institutional bid prices of the bonds. Upon tender for redemption, the price to be paid will include accrued interest as described in "Rights of Unitholders-Redemption-Computation of Redemption Price per Unit."
(1) As of the close of business on the Initial Date of Deposit, the sponsor may adjust the number of units of so that the Public Offering Price per unit will equal approximately $10 per unit. If such an adjustment occurs, certain of the items provided herein may vary.

TRUST PORTFOLIO

CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 188
IQ/CLAYMORE NEW YORK MUNICIPAL (10-15 YEARS), SERIES 2
THE TRUST PORTFOLIO AS OF THE INITIAL DATE OF DEPOSIT,

AGGREGATE                                                                                              1ST OPTIONAL
PRINCIPAL     CUSIP                 COMPANY NAME(1)                COUPON  MATURITY  INSURANCE  REDEMPTION PROVISIONS (2)
---------   ---------    ----------------------------------------  ------  --------  ---------  -------------------------
$   4,600   076311KW8    Bedford, New York, School                  3.750%  9/15/17    NONE       09/15/2013 @ $100.00
                         Improvement
                         Bonds, Public Improvement Bonds (6)
$   1,900   090491QS3    City Of Binghamton, New York,              4.000%  9/15/18    AMBAC      09/15/2013 @ $101.00
                         Refunding
                         Notes, Public Improvement Bonds
$   4,600   107331GM6    Brentwood Union Free School                4.250%  5/1/15      FSA       05/01/2012 @ $100.00
                         District,
                         New York, School Improvement Bonds
$   1,900   275443BZ1    East Syracuse-Minoa Central School         4.000%  4/15/15    MBIA       04/15/2013 @ $101.00
                         District, New York, Refunding Notes
$   5,200   356730J28    Village Of Freeport, New York,             3.750%  10/1/15     FSA       10/01/2014 @ $100.00
                         Recreational Facility Improvement
                         Bonds,
                         Series C (6)
$   5,500   542690TZ5    Long Island Power Authority, New           5.250%  12/1/14    NONE       12/01/2014 @ $100.00
                         York,
                         Refunding Bonds, Series B
$   4,600   610752CN5    Monroe County Industrial                   4.000%  4/1/16     MBIA       04/01/2014 @ $100.00
                         Development
                         Agency, New York, Refunding Bonds,
                         Nazareth College, Series A
$   4,600   610752CP0    Monroe County Industrial                   4.000%  4/1/17     MBIA       04/01/2014 @ $100.00
                         Development
                         Agency, New York, Refunding Bonds,
                         Nazareth College, Series A
$   4,600   64966CE80    City Of New York, New York,                5.000%  8/1/14     NONE       08/01/2014 @ $100.00
                         Refunding
                         Bonds, Series G
$   5,500   64966DLA5    City Of New York, New York, Cash           5.250%  8/15/19    NONE       08/15/2014 @ $100.00
                         Flow
                         Management, Subseries C-1
$   6,800   649787F94    State Of New York, Refunding Bonds,        4.500%  6/15/14    NONE       06/15/2013 @ $100.00
                         Series F
$   1,900   64983U2L3    New York State Dormitory Authority,        5.250%  2/15/16    NONE       02/15/2014 @ $100.00
                         Health, Hospital& Nursing Homes
                         Improvement Bonds, Mental Health
                         Facilities Improvement Bonds,
                         Series B
$   3,700   64986ACL3    New York State Environmental               3.875%  6/15/15    NONE       06/15/2014 @ $100.00
                         Facilities
                         Corporation, New York, Water
                         Utility
                         Improvement Bonds, Revolving Funds,
                         Nyc Municipal Water, Series E
$   5,500   64986ACM1    New York State Environmental               4.000%  6/15/16    NONE       06/15/2014 @ $100.00
                         Facilities
                         Corporation, New York, Water
                         Utility
                         Improvement Bonds, Revolving Funds,
                         Nyc Municipal Water, Series E
$   7,300   650031HV2    New York State Urban Development           5.125%  7/1/16     NONE       07/01/2014 @ $100.00
                         Corporation, New York, Housing
                         Bonds,
                         Sub Lien-Corp Purpose, Series A
$   5,500   650031HY6    New York State Urban Development           5.125%  7/1/19     NONE       07/01/2014 @ $100.00
                         Corporation, New York, Housing
                         Bonds,
                         Sub Lien-Corp Purpose, Series A
$   3,000   738663M34    Town Of Poughkeepsie, New York,            4.000% 12/15/15    MBIA       12/15/2013 @ $100.00
                         Refunding Bonds, Public Improvement
                         Bonds, Series B
$   4,400   74514LCF2    Commonwealth Of Puerto Rico,               0.000%  7/1/18     NONE       07/01/2018 @ $100.00
                         Refunding Bonds, Capital
                         Appreciation
$   4,600   751396XR8    Ramapo, New York, Public                   4.125%  3/1/16     AMBAC      03/01/2014 @ $100.00
                         Improvement
                         Bonds, Public Improvement Bonds,
                         Series D (6)
$   3,700   783668JQ0    Rye City School District, New York,        4.000%  8/15/19    NONE       08/15/2012 @ $100.00
                         Refunding Bonds
$   5,600   785721NH0    Sachem Central School District Of          4.000%  7/15/15    MBIA       07/15/2014 @ $100.00
                         Holbrook,
                         New York, School Improvement Bonds
$   1,900   806479AZ4    Schenectady Metroplex Development          3.750%  9/15/15    FGIC       09/15/2013 @ $100.00
                         Authority, New York, Economic
                         Improvement Bonds
$   6,700   806479BC4    Schenectady Metroplex Development          4.000%  9/15/18    FGIC       09/15/2013 @ $100.00
                         Authority, New York, Economic
                         Improvement Bonds
$   6,200   806479BD2    Schenectady Metroplex Development          4.000%  9/15/19    FGIC       09/15/2013 @ $100.00
                         Authority, New York, Economic
                         Improvement Bonds
$   3,100   840197CP0    South Seneca Central School                4.300%  6/15/17    MBIA       06/15/2012 @ $100.00
                         District,
                         New York, Refunding Bonds
$   1,900   917763QW7    Utica City School District, New            3.625%  9/15/14     FSA       09/15/2013 @ $101.00
                         York,
                         Refunding Notes, Series E
$   5,500   948543BU6    Weedsport Central School District,         4.500%  5/15/18    MBIA       05/15/2013 @ $101.00
                         New York, Refunding Notes, Series A
$   3,700   950348ED0    Wellsville Central School District,        4.500%  6/15/19    MBIA       06/15/2014 @ $100.00
                         New York, School Improvement Bonds
$   8,800   951228FM2    West Babylon Union Free School             4.000%  7/15/17    MBIA       07/15/2013 @ $100.00
                         District,
                         New York, School Improvement Bonds
$   4,600   951228FN0    West Babylon Union Free School             4.000%  7/15/18    MBIA       07/15/2013 @ $100.00
                         District,
                         New York, School Improvement Bonds
$   6,200   960361EX7    Westhill Central School District,          3.500%  9/15/14    MBIA       09/15/2013 @ $101.00
                         New York,
                         Refunding Notes, Series B (6)
$   5,500   960361FB4    Westhill Central School District,          3.750%  9/15/18    MBIA       09/15/2013 @ $101.00
                         New York,
                         Refunding Notes, Series B (6)
$   2,100   9860818A8    City Of Yonkers, New York, Public          4.100% 10/15/17     FSA       04/15/2014 @ $100.00
                         Improvement Bonds, Series B
---------
$ 151,200
=========

AGGREGATE                                                                                               COST TO
PRINCIPAL     CUSIP             COMPANY NAME(1)                    MOODY'S (3)  S&P (3)  FITCH (3)  PORTFOLIO (4)(5)
---------   ---------    ----------------------------------------  -----------  -------  ---------  ----------------
$   4,600   076311KW8    Bedford, New York, School                    NR          AAA       NR       $   4,600
                         Improvement
                         Bonds, Public Improvement Bonds (6)
$   1,900   090491QS3    City Of Binghamton, New York,                Aaa         NR        AAA      $   1,934
                         Refunding
                         Notes, Public Improvement Bonds
$   4,600   107331GM6    Brentwood Union Free School                  Aaa         NR        AAA      $   4,813
                         District,
                         New York, School Improvement Bonds
$   1,900   275443BZ1    East Syracuse-Minoa Central School           Aaa         NR        NR       $   1,983
                         District, New York, Refunding Notes
$   5,200   356730J28    Village Of Freeport, New York,               Aaa         NR        NR       $   5,287
                         Recreational Facility Improvement
                         Bonds,
                         Series C (6)
$   5,500   542690TZ5    Long Island Power Authority, New             Baa1        A-        A-       $   6,192
                         York,
                         Refunding Bonds, Series B
$   4,600   610752CN5    Monroe County Industrial                     Aaa         NR        NR       $   4,710
                         Development
                         Agency, New York, Refunding Bonds,
                         Nazareth College, Series A
$   4,600   610752CP0    Monroe County Industrial                     Aaa         NR        NR       $   4,673
                         Development
                         Agency, New York, Refunding Bonds,
                         Nazareth College, Series A
$   4,600   64966CE80    City Of New York, New York,                  A2          A         A+       $   5,097
                         Refunding
                         Bonds, Series G
$   5,500   64966DLA5    City Of New York, New York, Cash             A2          A         A+       $   6,033
                         Flow
                         Management, Subseries C-1
$   6,800   649787F94    State Of New York, Refunding Bonds,          A2          AA        AA-      $   7,333
                         Series F
$   1,900   64983U2L3    New York State Dormitory Authority,          NR          AA-       A+       $   2,124
                         Health, Hospital& Nursing Homes
                         Improvement Bonds, Mental Health
                         Facilities Improvement Bonds,
                         Series B
$   3,700   64986ACL3    New York State Environmental                 Aaa         AAA       AAA      $   3,798
                         Facilities
                         Corporation, New York, Water
                         Utility
                         Improvement Bonds, Revolving Funds,
                         Nyc Municipal Water, Series E
$   5,500   64986ACM1    New York State Environmental                 Aaa         AAA       AAA      $   5,679
                         Facilities
                         Corporation, New York, Water
                         Utility
                         Improvement Bonds, Revolving Funds,
                         Nyc Municipal Water, Series E
$   7,300   650031HV2    New York State Urban Development             A2          A         A        $   8,051
                         Corporation, New York, Housing
                         Bonds,
                         Sub Lien-Corp Purpose, Series A
$   5,500   650031HY6    New York State Urban Development             A2          A         A        $   5,973
                         Corporation, New York, Housing
                         Bonds,
                         Sub Lien-Corp Purpose, Series A
$   3,000   738663M34    Town Of Poughkeepsie, New York,              Aaa         NR        AAA      $   3,105
                         Refunding Bonds, Public Improvement
                         Bonds, Series B
$   4,400   74514LCF2    Commonwealth Of Puerto Rico,                 NR          AAA       AAA      $   2,551
                         Refunding Bonds, Capital
                         Appreciation
$   4,600   751396XR8    Ramapo, New York, Public                     Aaa         NR        NR       $   4,810
                         Improvement
                         Bonds, Public Improvement Bonds,
                         Series D (6)
$   3,700   783668JQ0    Rye City School District, New York,          Aaa         NR        NR       $   3,717
                         Refunding Bonds
$   5,600   785721NH0    Sachem Central School District Of            Aaa         AAA       AAA      $   5,840
                         Holbrook,
                         New York, School Improvement Bonds
$   1,900   806479AZ4    Schenectady Metroplex Development            Aaa         AAA       AAA      $   1,917
                         Authority, New York, Economic
                         Improvement Bonds
$   6,700   806479BC4    Schenectady Metroplex Development            Aaa         AAA       AAA      $   6,750
                         Authority, New York, Economic
                         Improvement Bonds
$   6,200   806479BD2    Schenectady Metroplex Development            Aaa         AAA       AAA      $   6,200
                         Authority, New York, Economic
                         Improvement Bonds
$   3,100   840197CP0    South Seneca Central School                  Aaa         NR        AAA      $   3,213
                         District,
                         New York, Refunding Bonds
$   1,900   917763QW7    Utica City School District, New              Aaa         NR        NR       $   1,941
                         York,
                         Refunding Notes, Series E
$   5,500   948543BU6    Weedsport Central School District,           Aaa         AAA       AAA      $   5,808
                         New York, Refunding Notes, Series A
$   3,700   950348ED0    Wellsville Central School District,          Aaa         AAA       AAA      $   3,878
                         New York, School Improvement Bonds
$   8,800   951228FM2    West Babylon Union Free School               Aaa         NR        AAA      $   9,016
                         District,
                         New York, School Improvement Bonds
$   4,600   951228FN0    West Babylon Union Free School               Aaa         NR        AAA      $   4,668
                         District,
                         New York, School Improvement Bonds
$   6,200   960361EX7    Westhill Central School District,            Aaa         NR        NR       $   6,263
                         New York,
                         Refunding Notes, Series B (6)
$   5,500   960361FB4    Westhill Central School District,            Aaa         NR        NR       $   5,447
                         New York,
                         Refunding Notes, Series B (6)
$   2,100   9860818A8    City Of Yonkers, New York, Public            Aaa         AAA       NR       $   2,155
                                                                                                     ---------
                                                                                                     $ 155,559
                                                                                                     =========

NOTES TO TRUST PORTFOLIO

(1) Bonds of these issuers are all represented by contracts to purchase bonds. All contracts to purchase the bonds were entered into on September 27, 2004. All contracts are expected to be settled prior to or on September 30, 2004.

(2) If applicable, this heading shows the year in which each issue of bonds is initially redeemable and the redemption price for that year unless otherwise indicated. Each such issue generally continues to be redeemable at declining prices thereafter, but not below par. "S.F." indicates a sinking fund has been or will be established with respect to an issue of bonds. In addition, certain bonds in the Trust may be redeemed in whole or in part other than by operation of the stated optional call or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such bonds. A sinking fund is a reserve fund accumulated over a period of time for the retirement of debt. A sinking fund may be estimated based upon various factors or may be mandatory.

     Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed bonds have an offering side valuation which represents a premium over par. To the extent that the bonds were deposited in the trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the units. Conversely, to the extent that the bonds were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the units. Distributions generally will be reduced by the amount of the income which would otherwise have been paid with respect to redeemed bonds and there will be distributed to unitholders the principal amount and any premium received on such redemption. The estimated current return in this event may be affected by such redemptions. The federal and state tax effect on unitholders of such redemptions and resultant distributions is described in the section entitled "Tax Status."

(3) The Standard & Poor's, Moody's and Fitch's corporate or municipal bond ratings are a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees. The bond rating is not a recommendation to purchase, sell or hold a bond, inasmuch as it does not comment as to market price or suitability for a particular investor. A brief description of the rating symbols and their meanings is set forth under "Description of Bond Ratings."

(4) See Note (1) to "Statement of Financial Condition" regarding cost of bonds. The sponsor is responsible for acquiring each of the bonds that it selects for the trust and will deliver the bonds to the trust on the Initial Date of Deposit at a price determined by the evaluator based upon prices provided by Standard & Poor's Securities Evaluations, an independent, industry-recognized municipal bond pricing service. The sponsor acquired such bonds from BNY Capital Markets, Inc., an affiliate of the Trustee, who accumulated such bonds on behalf of the sponsor. Standard & Poor's Securities Evaluations will provide the sponsor with an "institutional offered side" quotation for the bonds, on the trust's initial date of deposit. The institutional offering prices are greater than the current institutional bid prices of the bonds which are the basis on which Redemption Price per unit is determined for purposes of redemption of units (see the first paragraphs under "Public Offering-Offering Price" and "Rights of Unitholders-Redemption-Computation of Redemption Price Per Unit"). Immediately prior to the deposit of the trust, the aggregate institutional bid side valuation of the bonds in the trust was lower than the aggregate institutional offering side valuation by 0.3%. Yield of bonds was computed on the basis of institutional offering prices on the Initial Date of Deposit.

(5)  Estimated annual interest income to the trust is $6,246.

(6) This bond was issued at an original issue discount. The tax effect of bonds issued at an original issue discount is described in "Tax Status".

IQ/CLAYMORE TEXAS MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 1

                              PUBLIC OFFERING PRICE

   If the units of the Texas Trust had been available for sale immediately prior to the initial offering of the trust, the Public Offering Price per unit would have been $10.00. The Public Offering Price of the units during the initial offering period is generally based on:

   - the aggregate institutional offering price of the bonds in the trust's portfolio divided by the number of units outstanding, plus

   - a sales charge equal to 3.75% of the Public Offering Price excluding organization costs (3.896% of aggregate institutional offering price of the bonds per unit), and

   -  a pro rata portion of estimated organization costs.

                              INVESTMENT OBJECTIVE

   The Texas Trust's primary objective is to seek to obtain federally tax-exempt interest income through an investment in a fixed portfolio of investment grade municipal bonds which mature in six consecutive years, 2014 to 2019. The trust's secondary objective is preservation of capital. The trust intends to pay interest distributions each month and expects to prorate the interest distributed on an annual basis see "Distributions." There can be no assurance that the trust will achieve these investment objectives; however, the sponsor will select bonds that it believes have the best chance to meet the trust's objectives over its approximate 15-year life.

   Municipal bonds are debt instruments issued by state and local governments to raise money for various public works projects such as highways, airports and schools. The most distinct characteristic of municipal bonds is that generally these bonds provide interest income exempt from normal federal income taxes, and in some cases, is exempt from state and local taxes. In addition to offering the potential for tax-exempt interest income and, for individuals, income exempt from the federal alternative minimum tax for qualifying investors, all of the municipal bonds held in the trust will be rated investment-grade quality, as of the date of this Prospectus, by at least one of the following ratings agencies: Standard & Poor's, Fitch Inc. ("FITCH") or Moody's Investors Service ("MOODY'S"). Investment grade bonds are bonds that are rated at least in the category of BBB by Standard & Poor's or Fitch or Baa by Moody's. A rating in the category of BBB or Baa is the lowest possible investment grade rating. See "Description of Bond Ratings" for details.

                               PORTFOLIO STRATEGY

   The trust will invest in a portfolio of municipal bonds with stated maturities ranging from 2014 to 2019. Municipal bonds with maturities of 10-15 years typically have call provisions beginning 10-years from the date of initial issuance. For this reason investors may receive principal distributions from bonds being called prior to their maturity.

   The trust includes bonds that are scheduled to mature in staggered intervals during the life of the trust. As a result, the trust can potentially offer investors some distinct advantages. Similar portfolio strategies are often used as alternatives to investing in individual long-term bonds when investors are concerned about an anticipated rise in interest rates. This approach intends to provide these investors with the return of a portion of the initial par value of the bonds in the trust at staggered intervals, which in turn, would allow them to reinvest the returned amounts at the then current yields. Furthermore, a portfolio of bonds with 10-15 year maturities could potentially provide lower interest rate sensitivity than a portfolio comprised of longer maturity bonds, and as a result, may better allow the trust to meet its secondary objective of capital preservation.

                             BOND SELECTION FACTORS

   The following factors, among others, were considered in selecting the bonds:

   - whether the bonds selected would generate interest income exempt from normal federal income taxes imposed on holders of units;

   - whether the bonds selected were rated at least in the category of BBB by Standard & Poor's or Fitch or Baa by Moody's;

   - the maturity dates of the bonds (including whether such bonds may be called or redeemed prior to their stated maturities);

   -  the diversity of the issuer and the purpose of issue of bonds; and

   - the cost of the bonds relative to what the sponsor believes to be their value.

                                 PRINCIPAL RISKS

   INVESTORS CAN LOSE MONEY BY INVESTING IN THE TRUST. The value of the units and the bonds held in the portfolio can each decline in value. An investor should consider the following factors, among other things, when deciding whether to purchase units of the trust:

   - No assurance can be given that the trust's objectives will be achieved. These objectives are subject to the continuing ability of the respective issuers of the bonds to meet their obligations.

   - Municipal bonds are fixed rate debt obligations that generally decline in value with increases in interest rates, an issuer's worsening financial condition, a drop in bond ratings or when there is a decrease in federal income tax rates. Typically, bonds with longer periods before maturity are more sensitive to interest rate changes.

   - Changes in the tax treatment of bonds either due to future legislation or due to the failure of a public issuer of a bond (or private guarantor) to meet certain conditions imposed by various tax laws may have an adverse impact on the value of the units and the bonds held in the trust.

   - If a decrease in net asset value occurs and units of the trust are tendered for redemption, the trust may be forced to liquidate some of its bonds which may be at a loss. If such redemptions are substantial enough, provisions of the trust's indenture could cause a complete and unexpected liquidation of the trust before its scheduled maturity, resulting in unanticipated losses for investors.

   - Since the portfolio is fixed and not managed, in general, the sponsor only sells bonds at the trust's termination or in order to meet redemptions or to pay expenses. As a result, the price at which a bond is sold may not be the highest price the trust could have received during the life of the trust.

   - Certain of the bonds included in the trust may be original issue discount bonds or "zero coupon" bonds, as noted in "Trust Portfolio." These bonds may be subject to greater price fluctuations with changing interest rates and contain additional risks.

   - STATE SPECIFIC RISK. Because the Texas Trust is concentrated in bonds of issuers located in Texas, there may be more risk than if the bonds were issued by issuers located in several states. The financial condition of Texas is affected by various national and local, economic, social and environmental policies and conditions and may have an effect on the value of the Units. Additionally, Constitutional and statutory limitations imposed on the State and its local governments concerning taxes, bond indebtedness and other matters may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the bonds to satisfy their obligations.

   - The State of Texas was identified in the last century with agriculture and ranching, and through much of this century it has been identified with the oil and gas industry. But the rapid growth of service producing industries and high technology manufacturing over the last two decades has left a diversified Texas economy.

   - The same economic and other factors affecting the State of Texas and its agencies also affect cities, counties, school districts and other issuers of bonds located throughout the State. Standard & Poor's and Moody's Investors Service, Inc. assign separate ratings to each issue of bonds sold by these other issuers. Such ratings may be significantly lower than the ratings assigned by such rating agencies to Texas general obligation bonds.

   - A wide variety of Texas laws, rules and regulations affect, directly, or indirectly, the payment of interest on, and the repayment of the principal of, bonds in the Texas Trust. The impact of such laws and regulations on particular bonds may vary depending upon numerous factors including, among others, the particular type of bonds involved, the public purpose funded by the bonds and the nature and extent of insurance or other security for payment of principal and interest on the bonds. For example, bonds in the Texas Trust which are payable only from the revenues derived from a particular facility may be adversely affected by Texas laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among other laws, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Bonds in the Texas Trust, the payment of interest and principal on which is payable from annual appropriations, may be adversely affected by local laws or regulations that restrict the availability of monies with which to make such appropriations. Similarly, bonds in the Texas Trust, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by declines in real estate values and by Texas laws that limit the availability of remedies or the scope of remedies available in the event of a default on such bonds. Because of the diverse nature of such laws and regulations and the impossibility of predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the bonds in the Texas Trust, and therefore on the Units.

   - All outstanding general obligation bonds of the State are rated AA by Standard and Poor's, Aa1 by Moody's and by AA+ Fitch as of the date of the prospectus.

   See "Risk Factors" for more information.

                                      TAXES

   FEDERAL TAX. Under existing law, in the opinion of recognized bond counsel to the issuing governmental authorities, interest on the bonds in the trust is exempt from normal federal income taxes for U.S. investors and the federal alternative minimum tax for certain qualifying parties. You may receive principal payments if bonds are sold or called, or mature. You will be subject to tax on any gain realized by the trust on the disposition of bonds.

   TEXAS TAX. In the opinion of Locke Liddell & Sapp LLP, special counsel to the Texas Trust, under existing Texas law:

   (1) Neither the State or any political subdivision of the State currently imposes an income tax on individuals. Therefore, no portion of any distribution received by an individual Unitholder of the Trust in respect of his Units, including any distribution of the proceeds of insurance in respect to such Units, is subject to income taxation by the State or any political subdivision of the State;

   (2) Except in the case of certain transportation businesses, savings associations and insurance companies, no Unit of the Trust is taxable under any property tax levied in the State;

   (3) The "inheritance tax" of the State, imposed upon certain transfers of property of a deceased resident individual Unitholder, may be measured in part upon the value of Units of the Trust included in the estate of such Unitholder; and

   (4) With respect to any Unitholder which is subject to the State corporate franchise tax, Units in the Trust held by such Unitholder, and distributions received thereon, will be taken into account in computing the "taxable capital" of the Unitholder allocated to the State, one of the bases by which such franchise tax is currently measured.

   Each Unitholder that is a transportation business, savings association, or insurance company should consult its own tax advisor with respect to State taxation issues.

   Corporations subject to the State franchise tax should be aware that the State corporate franchise tax law may subject to taxation all or a portion of any gains realized by such corporate Unitholder upon the sale, exchange or other disposition of a Unit. Each corporation which is subject to the State franchise tax and which is considering a purchase of the Units should consult its tax advisor regarding the effect of these provisions of Texas franchise tax law.

   See "Tax Status" for further tax information.

                                  DISTRIBUTIONS

   Holders of units will receive interest payments from the trust each month. The trust prorates the interest distributed on an annual basis. Annual interest distributions are expected to vary from year to year.

   Each unit of the trust at the Initial Date of Deposit represents the fractional undivided interest in the principal amount of underlying bonds set forth in the "Summary of Essential Financial Information" and net income of the trust.

                                MARKET FOR UNITS

   A unit holder may dispose of its units by redemption through The Bank of New York, which serves as the trustee of the trust (the "TRUSTEE"). The price received from the trustee by the unitholder for units being redeemed is based upon the aggregate institutional bid price of the underlying bonds. Units can be sold at any time to the sponsor or the trustee without fee or penalty.

   Until six months after the Initial Date of Deposit or the end of the initial offering period, at the discretion of the sponsor, the price at which the trustee will redeem units and the price at which the sponsor may repurchase units includes estimated organization costs. After such period, the amount paid will not include such estimated organization costs.

                                FEES AND EXPENSES

     This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the portfolio.

                                                       AS A% OF          AMOUNT PER
                                                        PUBLIC         $1,000 INVESTED
                                                       OFFERING        (AS OF INITIAL
INVESTOR FEES                                           PRICE       DEPOSIT OF THE TRUST)
-------------                                          --------     ---------------------
MAXIMUM SALES CHARGE(1)                                  3.75%           $    37.50
                                                         ====            ==========

MAXIMUM ESTIMATED ORGANIZATION COSTS
(amount per 100 units)(2)                                                $     5.00
                                                                         ==========

                                                    APPROXIMATE %
                                                      OF PUBLIC
ANNUAL FUND                                            OFFERING           AMOUNT PER
OPERATING EXPENSES                                      PRICE              100 UNITS
------------------                                  -------------         ----------
Trustee's fees(3)(4)                                    0.082%            $    0.820
Sponsor's supervisory fee(3)                            0.030                  0.300
Bookkeeping and Administrative fee(3)                   0.035                  0.350
Sponsor's evaluation fee(3) 0.035                       0.350
Estimated other trust operating expenses(5)             0.020                  0.200
                                                        -----             ----------
  Total                                                 0.202%            $     2.02
                                                        =====             ==========

(1)  Excludes organization costs.

(2) Organization costs are deducted from portfolio assets six months after the Initial Date of Deposit or at the close of the initial offering period, at the discretion of the sponsor.

(3) The trustee's fees and the sponsor's evaluation fee are based on the principal amount of the bonds in the trust on a monthly basis. Because such fees are based on the principal amount of the bonds in the trust, rather than the trust's net asset value, the fees will represent a greater percentage of the trust's net asset value if the bonds in the trust, on average, are valued below par. The sponsor's supervisory fee and the bookkeeping and administrative fee are based on the largest number of units in the trust at any time during that period. Because these fees are based on the largest number of units during a particular period, these fees will represent a greater percentage of the trust's net asset value as the number of units will decrease during that period. The sponsor serves as evaluator for all evaluations.

(4) During the first year the trustee may reduce its fee by a nominal amount that relates to the estimated interest to be earned prior to the expected delivery dates for the "when, as and if issued" or "delayed delivery" bonds. Should the interest exceed this amount, the trustee will reduce its fee up to its annual fee. After the first year, the trustee's fee will be the amount indicated above. Estimated net interest income will remain as shown.

(5) Other estimated trust operating expenses do not include brokerage commissions and other transactional fees.

                                     EXAMPLE

   This example helps you compare the costs of this trust with other unit investment trusts and mutual funds. In the example, we assume that the expenses do not change and the trust's annual return is 5%. Your actual returns and expenses will vary. Based on these assumptions, you would pay these expenses for every $10,000 you invest:

   1 year                                  $      445

   3 years                                 $      486

   5 years                                 $      527

   10 years                                $      632

   These amounts are the same regardless of whether you sell your investment at the end of a period or continue to hold your investment. The example does not consider any transaction fees that broker-dealers may charge for processing redemption requests or transactional expenses.

IQ/CLAYMORE TEXAS MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 1
ESSENTIAL INFORMATION
AS OF SEPTEMBER 27, 2004, THE INITIAL DATE OF DEPOSIT

SPONSOR AND EVALUATOR:        Claymore Securities, Inc.

TRUSTEE:                      The Bank of New York

INITIAL DATE OF DEPOSIT:      September 27, 2004

FIRST SETTLEMENT DATE:        September 30, 2004

MANDATORY TERMINATION DATE:   September 1, 2019

CUSIP NUMBER:
  Cash                        18384Q803

TICKER                        CIQTAX

MINIMUM INVESTMENT:           100 Units.

AVERAGE DOLLAR
  WEIGHTED MATURITY
  OF BONDS IN THE TRUST:      12.22 years.

EVALUATION TIME:              As of the close of trading of the New York Stock
                              Exchange (normally 4:00 p.m. Eastern Time).
                              (However, on the first day units are sold the
                              Evaluation Time will be as of the close of trading
                              on the New York Stock Exchange or the time the
                              registration statement filed with the Securities
                              and Exchange Commission becomes effective, if
                              later.)

MINIMUM PRINCIPAL
  DISTRIBUTIONS:              $0.01 per Unit.

MINIMUM PAR VALUE OF          $2,000,000 par value
  THE BONDS IN THE TRUST      of bonds
  UNDER WHICH THE TRUST
  AGREEMENT MAY BE
  TERMINATED:

RECORD DATE:                  1st Day of each Month.

DISTRIBUTION DATE:            15th Day of each Month.

TYPES OF BONDS

   The portfolio consists of the following types of bonds:

                                                                     APPROXIMATE
                                                                      PORTFOLIO
TYPE OF ISSUER                                                       PERCENTAGE*
General Obligation                                              11         61%
Sewer & Water                                                    4         22
Hospital                                                         1          6
Industrial                                                       1          6
Education                                                        1          5

BOND RATINGS

The portfolio consists of bonds rated in the following categories by Standard & Poor's, Fitch and Moody's:

                                                                     APPROXIMATE
                                                                      PORTFOLIO
 STANDARD & POOR'S                                                   PERCENTAGE*
 AAA                                                                       85%
 AA                                                                        11
 NR                                                                         4
                                                                       ------
                                                                       100.00%
                                                                       ======

                                                                     APPROXIMATE
                                                                      PORTFOLIO
 FITCH                                                               PERCENTAGE*
 AAA                                                                       45%
 AA+                                                                        5
 NR                                                                        50
                                                                       ------
                                                                       100.00%
                                                                       ======

                                                                     APPROXIMATE
                                                                      PORTFOLIO
 MOODY'S                                                             PERCENTAGE*
 Aaa                                                                       80%
 Aa1                                                                        5
 NR                                                                        15
                                                                       ------
                                                                       100.00%
                                                                       ======

STATES AND TERRITORIES
   The bonds were issued by entities located in the following states or territories:

                                                                     APPROXIMATE
                                                                      PORTFOLIO
 STATE OR TERRITORY                                                  PERCENTAGE*
 Texas                                                                    100%
                                                                       ------
                                                                       100.00%
                                                                       ======

INSURANCE PROVIDERS
   The portfolio consists of bonds insured by the following insurance companies:

                                                                     APPROXIMATE
                                                                      PORTFOLIO
 INSURANCE CO.                                                       PERCENTAGE*
 NONE                                                                      40%
 AMBAC                                                                     29
 FSA                                                                       14
 MBIA                                                                      11
 FGIC                                                                       6
                                                                       ------
                                                                       100.00%
                                                                       ======

----------
*    Based on principal amount of the bonds in the trust.

IQ/CLAYMORE TEXAS MUNICIPAL PORTFOLIO (10-15 YEARS), SERIES 1
SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
AS OF SEPTEMBER 27, 2004, THE INITIAL DATE OF DEPOSIT

PRINCIPAL AMOUNT OF BONDS IN TRUST:                                       $   150,500
NUMBER OF UNITS:                                                               15,861
FRACTIONAL UNDIVIDED INTEREST IN TRUST PER UNIT(1):                          1/15,861
PRINCIPAL AMOUNT OF BONDS PER UNIT: $                                           9.489
PUBLIC OFFERING PRICE:
     Aggregate Offering Price of Bonds in the Portfolio:                  $   152,659
     Aggregate Offering Price of Bonds per Unit:                          $     9.625
     Organization Costs per Unit:                                         $     0.050
     Sales Charge of 3.896% (3.75% of Public Offering Price
       excluding organization costs):                                     $     0.375
     PUBLIC OFFERING PRICE PER UNIT:                                      $    10.000
REDEMPTION PRICE PER UNIT: $                                                    9.595*
EXCESS OF PUBLIC OFFERING PRICE OVER REDEMPTION PRICE PER UNIT:           $     0.405

ESTIMATED ANNUAL INTEREST INCOME PER UNIT
  (INCLUDES CASH INCOME ACCRUAL ONLY):                                    $    0.3923
Less Estimated Annual Expenses per Unit:                                  $    0.0202
                                                                          -----------
ESTIMATED NET ANNUAL INTEREST INCOME PER UNIT:                            $    0.3721
                                                                          ===========
ESTIMATED DAILY RATE OF NET INTEREST ACCRUAL PER UNIT:                    $   0.00103
ESTIMATED CURRENT RETURN BASED ON PUBLIC OFFERING PRICE
  (INCLUDES CASH INCOME ACCRUAL ONLY):                                           3.72%
ESTIMATED LONG-TERM RETURN:                                                      3.29%

ESTIMATED INTEREST DISTRIBUTIONS PER UNIT:
- Date of First Distribution:                                       November 15, 2004
- Amount of First Distribution:                                           $    0.0319
- Record Date of First Distribution: November 1, 2004
- Date of Regular Distribution:                                    15th of each Month
- Amount of Regular Distribution:                                         $    0.0310
- Record Date of Regular Distribution:                              1st of each Month
- Regular Total Annual Distributions:                                     $    0.3722

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* Based solely upon the institutional bid prices of the bonds. Upon tender for redemption, the price to be paid will include accrued interest as described in "Rights of Unitholders-Redemption-Computation of Redemption Price per Unit."

(1) As of the close of business on the Initial Date of Deposit, the sponsor may adjust the number of units of so that the Public Offering Price per unit will equal approximately $10 per unit. If such an adjustment occurs, certain of the items provided herein may vary.

TRUST PORTFOLIO

CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 188
IQ/CLAYMORE TEXAS MUNICIPAL (10-15 YEARS), SERIES 2
THE TRUST PORTFOLIO AS OF THE INITIAL DATE OF DEPOSIT,

AGGREGATE                                                                                                  1ST OPTIONAL
PRINCIPAL     CUSIP                 COMPANY NAME(1)                    COUPON  MATURITY  INSURANCE  REDEMPTION PROVISIONS (2)
---------   ---------    ----------------------------------------      ------  --------  ---------  -------------------------
$  13,000   052396GY8    City Of Austin, Texas, Public Improvement     4.000%   9/1/16      FSA       09/01/2014 @ $100.00
                         Bonds
$   8,100   070329KN6    Bastrop Independent School District, Texas,   0.000%   2/15/19    NONE       02/15/2019 @ $100.00
                         Refunding Bonds, Capital Appreciation
$   9,100   106045CL9    Brazoria County Health Facilities
                         Development Corporation, Texas, Refunding     5.250%   7/1/19     NONE       07/01/2014 @ $100.00
                         Bonds, Brazosport Memorial Hospital
$   9,100   106214FR5    Brazos River Authority, Refunding Bonds,      4.250%   12/1/17    FGIC       06/01/2014 @ $100.00
                         Centerpoint Energy, Series B
$   9,000   1164034Y9    City Of Brownsville, Texas,                   4.000%   2/15/17    AMBAC      02/15/2014 @ $100.00
                         Refunding Bonds (6)
$   2,600   14756DAP3    Cash Special Utility District, Refunding      4.500%   9/1/18     MBIA       09/01/2014 @ $100.00
                         Bonds, Refinance & Improvement (6)
$  11,600   257849JW0    Donna Independent School District,            4.250%   2/15/18    NONE       02/15/2014 @ $100.00
                         Texas, School Improvement Bonds (6)
$   9,100   429326MX6    Hidalgo County Texas, Public Improvement      5.000%   8/15/14    AMBAC      08/15/2014 @ $100.00
                         Bonds, Correctional Facility Improvement
                         Obligation
$  11,900   429326MY4    Hidalgo County Texas, Public Improvement      5.000%   8/15/15    AMBAC      08/15/2014 @ $100.00
                         Bonds, Correctional Facility Improvement
                         Obligation
$   2,600   704862UK5    Pearland, Texas, Public Improvement Bonds     4.000%   3/1/14     AMBAC      03/01/2014 @ $100.00
                         Correctional Facility Improvement Obligation
$  13,700   779721MQ9    Rowlett Texas, Water Utility Improvement      4.250%   3/1/15     MBIA       03/01/2014 @ $100.00
                         Bonds, Series A (6)
$   1,100   796236M61    City Of San Antonio, Texas, Public            3.500%   2/1/16     FSA        02/01/2013 @ $100.00
                         Improvement Bonds Correctional Facility
                         Improvement Obligation
$   6,500   798809CT4    San Marcos, Texas, Water Utility              4.250%   8/15/14    NONE       08/15/2014 @ $100.00
                         Improvement Bonds (6)
$  10,600   833714B80    Socorro Independent School District,          4.000%   8/15/16    NONE       08/15/2014 @ $100.00
                         Texas, School Improvement Bonds (6)
$   6,500   844725LM1    Southside Independent School District,        4.500%   8/15/14    NONE       08/15/2014 @ $100.00
                         Texas School Improvement Bonds,
                         Series A
$   7,800   882720Z32    State Of Texas, Refunding Bonds, Series C     3.750%   8/1/17     NONE       08/01/2013 @ $100.00
$  10,400   883319EP6    City Of The Colony, Texas, Water Utility      4.500%   8/15/18    AMBAC      08/15/2014 @ $100.00
                         Improvement Bonds
$   7,800   914301XB7    University Of Houston, Texas,
                         University & College Improvement Bonds,       4.375%   2/15/19     FSA       02/15/2012 @ $100.00
                         Series A
---------
$ 150,500
=========

AGGREGATE                                                                                                   COST TO
PRINCIPAL     CUSIP             COMPANY NAME(1)                        MOODY'S (3)  S&P (3)  FITCH (3)  PORTFOLIO (4)(5)
---------   ---------    --------------------------------------------- -----------  -------  ---------  ----------------
$  13,000   052396GY8    City Of Austin, Texas, Public Improvement       Aaa         AAA       AAA           $ 13,267
                         Bonds
$   8,100   070329KN6    Bastrop Independent School District,Texas,      Aaa         AAA        NR           $  4,211

                         Refunding Bonds, Capital Appreciation
$   9,100   106045CL9    Brazoria County Health Facilities
                         Development Corporation, Texas, Refunding        NR         AA         NR           $  9,745

                         Bonds, Brazosport Memorial Hospital
$   9,100   106214FR5    Brazos River Authority, Refunding Bonds,        Aaa         AAA        NR           $  9,208

  --
                         Centerpoint Energy, Series B
$   9,000   1164034Y9    City Of Brownsville, Texas,                     Aaa         AAA       AAA           $  9,035
  --
                         Refunding Bonds (6)
$   2,600   14756DAP3    Cash Special Utility District, Refunding        NR          AAA        NR           $  2,706
   --
                         Bonds, Refinance & Improvement (6)
$  11,600   257849JW0    Donna Independent School District,              Aaa         AAA        NR           $ 11,825
 --
                         Texas, School Improvement Bonds (6)
$   9,100   429326MX6    Hidalgo County Texas, Public Improvement        Aaa         AAA       AAA           $ 10,216
    --
                         Bonds, Correctional Facility Improvement
                         Obligation
$  11,900   429326MY4    Hidalgo County Texas, Public Improvement        Aaa         AAA       AAA           $ 13,222
    --
                         Bonds, Correctional Facility Improvement
                         Obligation
$   2,600   704862UK5    Pearland, Texas, Public Improvement Bonds       Aaa         AAA       AAA           $  2,699
  --
                         Correctional Facility Improvement Obligation
$  13,700   779721MQ9    Rowlett Texas, Water Utility Improvement        Aaa         AAA        NR           $ 14,328
   --
                         Bonds, Series A (6)
$   1,100   796236M61    City Of San Antonio, Texas, Public              Aaa         AAA       AAA           $  1,072
    --
                         Improvement Bonds Correctional Facility
                         Improvement Obligation
$   6,500   798809CT4    San Marcos, Texas, Water Utility                aa          AAA        NR           $  6,893
  --
                         Improvement Bonds (6)
$  10,600   833714B80    Socorro Independent School District,            NR          AAA       AAA           $ 10,773
   --
                         Texas, School Improvement Bonds (6)
$   6,500   844725LM1    Southside Independent School District,          Aaa          NR        NR           $  7,028
    --
                         Texas School Improvement Bonds,
                         Series A
$   7,800   882720Z32    State Of Texas, Refunding Bonds, Series C       Aa1          AA       AA+           $  7,667
   --
$  10,400   883319EP6    City Of The Colony, Texas, Water Utility        Aaa         AAA       AAA           $ 10,821
   --
                         Improvement Bonds
$   7,800   914301XB7    University Of Houston, Texas,
                         University & College Improvement Bonds,         Aaa         AAA        NR           $  7,945
                                                                                                             -------
                                                                                                             $152,659
                                                                                                             =======


NOTES TO TRUST PORTFOLIO

(1) Bonds of these issuers are all represented by contracts to purchase bonds. All contracts to purchase the bonds were entered into on September 27, 2004. All contracts are expected to be settled prior to or on October 14, 2004.

(2) If applicable, this heading shows the year in which each issue of bonds is initially redeemable and the redemption price for that year unless otherwise indicated. Each such issue generally continues to be redeemable at declining prices thereafter, but not below par. "S.F." indicates a sinking fund has been or will be established with respect to an issue of bonds. In addition, certain bonds in the Trust may be redeemed in whole or in part other than by operation of the stated optional call or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such bonds. A sinking fund is a reserve fund accumulated over a period of time for the retirement of debt. A sinking fund may be estimated based upon various factors or may be mandatory.

     Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed bonds have an offering side valuation which represents a premium over par. To the extent that the bonds were deposited in the trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the units. Conversely, to the extent that the bonds were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the units. Distributions generally will be reduced by the amount of the income which would otherwise have been paid with respect to redeemed bonds and there will be distributed to unitholders the principal amount and any premium received on such redemption. The estimated current return in this event may be affected by such redemptions. The federal and state tax effect on unitholders of such redemptions and resultant distributions is described in the section entitled "Tax Status."

(3) The Standard & Poor's, Moody's and Fitch's corporate or municipal bond ratings are a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees. The bond rating is not a recommendation to purchase, sell or hold a bond, inasmuch as it does not comment as to market price or suitability for a particular investor. A brief description of the rating symbols and their meanings is set forth under "Description of Bond Ratings."

(4) See Note (1) to "Statement of Financial Condition" regarding cost of bonds. The sponsor is responsible for acquiring each of the bonds that it selects for the trust and will deliver the bonds to the trust on the Initial Date of Deposit at a price determined by the evaluator based upon prices provided by Standard & Poor's Securities Evaluations, an independent, industry-recognized municipal bond pricing service. The sponsor acquired such bonds from BNY Capital Markets, Inc., an affiliate of the Trustee, who accumulated such bonds on behalf of the sponsor. Standard & Poor's Securities Evaluations will provide the sponsor with an "institutional offered side" quotation for the bonds, on the trust's initial date of deposit. The institutional offering prices are greater than the current institutional bid prices of the bonds which are the basis on which Redemption Price per unit is determined for purposes of redemption of units (see the first paragraphs under "Public Offering-Offering Price" and "Rights of Unitholders-Redemption-Computation of Redemption Price Per Unit"). Immediately prior to the deposit of the trust, the aggregate institutional bid side valuation of the bonds in the trust was lower than the aggregate institutional offering side valuation by 0.3%. Yield of bonds was computed on the basis of institutional offering prices on the Initial Date of Deposit.

(5)  Estimated annual interest income to the trust is $6,224.

(6) This bond was issued at an original issue discount. The tax effect of bonds issued at an original issue discount is described in "Tax Status".

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

UNITHOLDERS
CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 188

We have audited the accompanying statement of financial condition, including the trust portfolio set forth on pages 11, 12, 22, 23, 33 and 34 of this prospectus, of Claymore Securities Defined Portfolios, Series 188, as of September 27, 2004, the initial date of deposit. This statement of financial condition is the responsibility of the trust's sponsor. Our responsibility is to express an opinion on this statement of financial condition based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of financial condition are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of financial condition. Our procedures included confirmation with The Bank of New York, trustee, of cash deposited for the purchases of bonds, as shown in the statements of financial condition as of September 27, 2004. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall statements of financial condition presentation. We believe that our audit of the statements of financial condition provides a reasonable basis for our opinion.

In our opinion, the statement of financial condition referred to above presents fairly, in all material respects, the financial position of Claymore Securities Defined Portfolios, Series 188 as of September 27, 2004, in conformity with accounting principles generally accepted in the United States of America.


                                                              GRANT THORNTON LLP


Chicago, Illinois
September 27, 2004

STATEMENT OF FINANCIAL CONDITION

CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 188
AS OF SEPTEMBER 27, 2004, THE INITIAL DATE OF DEPOSIT,

                                                             FLORIDA        NEW YORK        TEXAS
      INVESTMENT IN BONDS                                     TRUST          TRUST          TRUST
      Sponsor's contracts to purchase underlying bonds
        backed by cash deposited(1)                        $    157,211   $    155,559   $    152,659
      Accrued interest receivable(2)                                897            982            844
                                                           ------------   ------------   ------------

          Total                                            $    158,108   $    156,541   $    153,503
                                                           ============   ============   ============

      LIABILITIES AND INTEREST OF INVESTORS
      Liabilities:
        Amount due to trustee(2)                           $        897   $        982   $        844
        Organization cost                                           817            485            793
                                                           ------------   ------------   ------------
                                                                  1,714          1,467          1,637
                                                           ------------   ------------   ------------

      Interest of investors:
        Cost to investors(3)                                    163,336        161,620        158,607
        Less: organization costs and settlement
          period interest(4)                                        817            485            793
        Less: gross underwriting commission(5)                    6,125          6,061          5,948
                                                           ------------   ------------   ------------
        Net interest of investors                               156,394        155,074        151,866
                                                           ------------   ------------   ------------
          Total                                            $    158,108   $    156,541   $    153,503
                                                           ============   ============   ============
      Number of units                                            16,334         16,162         15,861
                                                           ============   ============   ============
      Net Asset Value per Unit                             $      9.625   $      9.625   $      9.625
                                                           ============   ============   ============

----------
(1) Aggregate costs to the trusts of the bonds listed under "Trust Portfolio" are based on offering side valuation determined by the evaluator, based upon prices provided by Standard & Poor's Securities Evaluations, on the basis set forth under "Public Offering-Offering Price." The aggregate bid side evaluation of the bonds in the portfolios, as determined by the evaluator, as of the Initial Date of Deposit was $156,385, $155,029 and $152,179 for the Florida Trust, New York Trust and Texas Trust, respectively.

(2) On the basis set forth under "Rights of Unitholders-Distribution of Interest and Principal" the trustee will advance an amount equal to the accrued interest on the bonds as of the "First Settlement Date", plus any cash received by the trustee with respect to interest on the bonds prior to such date, and the same will be distributed to the sponsor on the First Settlement Date. Consequently, the amount of interest accrued on a unit to be added to the Public Offering Price thereof will include only such accrued interest from the First Settlement Date to the date of settlement, less all withdrawals and deductions from the Interest Account subsequent to the First Settlement Date made with respect to the unit.

(3) Aggregate Public Offering Price (exclusive of interest) is computed on the number of units set forth above under "Public Offering-Offering Price."

(4) A portion of the Public Offering Price consists of an amount sufficient to pay for all or a portion of the costs of establishing the trusts. These costs have been estimated at $0.05, $0.03 and $0.05 for the Florida Trust, New York Trust and Texas Trust, respectively per unit for the trusts.

(5) A sales charge of 3.75% of the Public Offering Price (excluding organization costs) is computed on units. See "Public Offering-Offering Price" for volume discounts on sales of $500,000 or more.

UNDERSTANDING YOUR INVESTMENT

                                    THE TRUST

   ORGANIZATION. The trusts are one of a series of similar but separate unit investment trusts created under the laws of the State of New York by a Trust Indenture and Agreement* (the "TRUST AGREEMENT"). The Trust Agreement is dated as of the Initial Date of Deposit and is between Claymore Securities, Inc. as sponsor and as evaluator ("EVALUATOR") and The Bank of New York, as trustee. The evaluator determines the value of the bonds held in a trust generally based upon prices provided by a pricing service. On the Initial Date of Deposit, the sponsor deposited bonds, contracts and/or funds (represented by cash or a certified check(s) and/or an irrevocable letter(s) of credit, issued by a major commercial bank) for the purchase of certain interest-bearing obligations. After the deposit of the bonds and the creation of a trust, the trustee delivered to the sponsor the units (the "UNITS") comprising the ownership of the trust. These units are now being offered pursuant to this prospectus.

   UNITS. Each unit represents the fractional undivided interest in the principal and net income of the trust. If any units of a trust are redeemed after the date of this prospectus, the fractional undivided interest in the trust represented by each unredeemed unit will increase. Units will remain outstanding until redeemed or until the termination of the Trust Agreement for the related trust.

----------
* References in this Prospectus to the Trust Agreement are qualified in their entirety by the Trust Agreement which is incorporated herein by reference.

   ADDITIONAL UNITS. After your trust is created, additional units of the trust may be issued by depositing in the trust cash (or a bank letter of credit in lieu of cash) with instructions to purchase bonds, contracts to purchase bonds or additional bonds. During the 90-day period following the Initial Date of Deposit, additional deposits of cash or bonds in connection with the issuance and sale of additional units will maintain, to the extent practicable, the original proportionate relationship among the principal amount of each bond in the portfolio of the trust. These additional units, which will result in an increase in the number of units outstanding, will each represent to the extent practicable, an undivided interest in the same bonds of identical issuers as are represented by units issued on the Initial Date of Deposit. Deposits of additional bonds subsequent to the 90-day period following the Initial Date of Deposit must replicate exactly the proportionate relationship among the principal amount of each of the bonds comprising the portfolio of your trust at the end of the 90-day period. If any of the bonds included in the portfolio no longer become available, the sponsor will not be able to create additional units.

                                  RISK FACTORS

   An investment in units is subject to the following risks:

   FAILURE OF ISSUERS OR INSURERS TO PAY INTEREST AND/OR PRINCIPAL. The primary risk associated with an investment in bonds is that the issuer or insurer of a bond may default on principal and/or interest payments when due on the bond. Such a default would have the effect of lessening the income generated by a trust and/or the value of the bonds and a trust's units. The bond ratings assigned by major rating organizations are an indication of the issuer's ability to make interest and principal payments when due on its bonds. Subsequent to the Initial Date of Deposit the rating assigned to a bond may decline. NEITHER THE SPONSOR NOR THE TRUSTEE SHALL BE LIABLE IN ANY WAY FOR ANY DEFAULT, FAILURE OR DEFECT IN ANY BOND OR RESPONSIBLE FOR A DECLINE IN THE RATING OF ANY BOND IN THE PORTFOLIO.

   FIXED-RATE BONDS. An investment in units of a trust should be made with an understanding of the risks entailed in investments in fixed-rate bonds, including the risk that the value of such bonds (and, therefore, of the units) will decline with increases in interest rates. Inflation and the overall economy are two of the major factors, among others, which contribute to fluctuations in interest rates and the values of fixed-rate bonds. Bonds are also subject to the risk that their values may decline if the issuer's financial condition worsens or if perceptions of the issuer's financial condition change.

   ORIGINAL ISSUE DISCOUNT BONDS AND ZERO COUPON BONDS. Certain of the bonds in the trust may be original issue discount bonds and/or zero coupon bonds. Original issue discount bonds are bonds originally issued at less than the market interest rate. Zero coupon bonds are original issue discount bonds that do not provide for the payment of any current interest. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than bonds of comparable quality that pay current income. For federal income tax purposes, original issue discount on bonds must be accrued over the term of the bonds. As a result, on sale or redemption of the bonds, the difference between (i) the amount realized and (ii) the tax basis of such bonds (properly adjusted for the accrual of original issue discount) will generally be treated as taxable gain or loss. Your basis in original issue discount bonds increases as original issue discount accrues. See "Tax Status" herein.

   "WHEN ISSUED" AND "DELAYED DELIVERY" BONDS. Certain bonds in a trust may have been purchased by the sponsor on a "when issued" basis. Bonds purchased on a "when issued" basis have not yet been issued by the issuer on the Initial Date of Deposit (although such issuer had committed to issue such bonds). In the case of these and/or certain other bonds, the delivery of the bonds may be delayed ("DELAYED DELIVERY") or may not occur. The effect of a trust containing "delayed delivery" or "when issued" bonds is that unitholders who purchased their units prior to the date such bonds are actually delivered to the trustee may have to make a downward adjustment in the tax basis of their units. Such downward adjustment may be necessary to account for interest accruing on such "when issued" or "delayed delivery" bonds during the time between their purchase of units and delivery of such bonds to a trust.

   REDEMPTION OR SALE PRIOR TO MATURITY. Certain of the bonds in the portfolio of a trust may be called prior to their stated maturity date pursuant to sinking fund or call provisions. A call provision is more likely to be exercised when the institutional offering price valuation of a bond is higher than its call price. Such price valuation is likely to be higher in periods of declining interest rates. Certain of the bonds may be sold or otherwise mature. In such cases, the proceeds from such events will be distributed to unitholders and will not be reinvested. Thus, no assurance can be given that a trust will retain for any length of time its present size and composition.

   A trust may contain bonds that have "make whole" call options that generally cause the bonds to be redeemable at any time at a designated price. Such bonds are generally more likely to be subject to early redemption and may result in the reduction of income received by a trust and the early termination of the trust.

   To the extent that a bond was deposited in the trust at a price higher than the price at which it is redeemable, or at a price higher than the price at which it is sold, a sale or redemption will result in a loss in the value of units. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to sold or redeemed bonds. The Estimated Current Return and Estimated Long-Term Return of the Units may be adversely affected by such sales or redemptions.

   MARKET DISCOUNT. The portfolio of a trust may consist of some bonds whose current market values were below principal value on the Initial Date of Deposit. A primary reason for the market value of such bonds being less than principal value at maturity is that the interest rate of such bonds is at lower rates than the current market interest rate for comparably rated bonds. Bonds selling at market discounts tend to increase in market value as they approach maturity. A market discount tax-exempt bond held to maturity will have a larger portion of its total return in the form of taxable ordinary income and less in the form of tax-exempt income than a comparable Bond bearing interest at current market rates.

   FAILURE OF A CONTRACT TO PURCHASE BONDS AND SUBSTITUTION OF BONDS. In the event of a failure to deliver any bond that has been purchased for a trust under a contract ("FAILED BONDS"), the sponsor is authorized to purchase other bonds ("REPLACEMENT BONDS"). The trustee shall pay for replacement bonds out of funds held in connection with the failed bonds and will accept delivery of such bonds to make up the original principal of the trust. The replacement bonds must be purchased within 20 days after delivery of the notice of the failed contract, and the purchase price (exclusive of accrued interest) may not exceed the principal attributable to the failed bonds. Whenever a replacement bond has been acquired for a trust, the trustee shall, within five days thereafter, notify all unitholders of the trust of the acquisition of the replacement bond and shall, on the next distribution date which is more than 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to the trust of the failed bond exceeded the cost of the replacement bond. In addition, a replacement bond must (at the time of purchase):

   -  be a tax exempt bond;

   - have a fixed maturity or disposition date comparable to that of the failed bond it replaces;

   - be purchased at a price that results in a yield to maturity and in a current return which is approximately equivalent to the yield to maturity and current return of the failed bond which it replaces; and

   - be rated at least in the category of BBB or Baa by a major rating organization.

   If the right of limited substitution described above shall not be used to acquire replacement bonds in the event of a failed contract, the sponsor will refund the sales charge attributable to such failed bonds to all unitholders of the trust, and distribute the principal attributable to such failed bonds on the next monthly distribution date which is more than 30 days thereafter. In the event a replacement bond is not acquired by a trust, the Estimated Net Annual Interest Income per unit for the trust would be reduced and the Estimated Current Return thereon might be lowered.

   RISK INHERENT IN AN INVESTMENT IN DIFFERENT TYPES OF BONDS. CONCENTRATION RISK. A trust may contain or be concentrated in one or more of the classifications of bonds referred to below. A trust is considered to be "concentrated" in a particular category when the bonds in that category constitute 25% or more of the aggregate value of the portfolio. This makes a trust less diversified and subject to more market risk. An investment in units of a trust should be made with an understanding of the risks that these investments may entail, certain of which are described below.

   GENERAL OBLIGATION BONDS. Certain of the bonds in the portfolio may be general obligations of a governmental entity that are secured by the taxing power of the entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of state constitutions or laws. An entity's credit will depend on many factors: tax base, reliance on federal or state aid, and factors which are beyond the entity's control.

   APPROPRIATIONS BONDS. Certain bonds in a trust may be bonds that are, in whole or in part, subject to and dependent upon either the governmental entity making appropriations from time to time or the continued existence of special temporary taxes which require legislative action for their reimposition. The availability of any appropriation is subject to the willingness or ability of the governmental entity to continue to make such special appropriations or to reimpose such special taxes. The obligation to make lease payments exists only to the extent of the monies available to the governmental entity therefor, and no liability is incurred by the governmental entity beyond the monies so appropriated. Once an annual appropriation is made, the governmental entity's obligation to make lease rental payments is absolute and unconditional regardless of any circumstances or occurrences which might arise. In the event of non-appropriation, certificateholders' or bondowners' sole remedy (absent credit enhancement) generally is limited to repossession of the collateral for resale or releasing. In the event of non-appropriation, the sponsor may instruct the trustee to sell such bonds.

   INDUSTRIAL DEVELOPMENT REVENUE BONDS ("IDRS"). IDRs, including pollution control revenue bonds, are tax-exempt bonds issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. These projects are usually operated by corporate entities. IDRs are not general obligations of governmental entities backed by their taxing power. Issuers are only obligated to pay amounts due on the IDRs to the extent that funds are available from the unexpended proceeds of the IDRs or receipts or revenues of the issuer. Payment of IDRs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Such corporate operators or guarantors that are industrial companies may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry.

   HOSPITAL AND HEALTH CARE FACILITY BONDS. The ability of hospitals and other health care facilities to meet their obligations with respect to revenue bonds issued on their behalf is dependent on various factors. Some such factors are the level of payments received from private third-party payors and government programs and the cost of providing health care services. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will be sufficient to cover the costs associated with their bonds. It also may be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services. Hospitals and other health care facilities are additionally subject to claims and legal actions by patients and others in the ordinary course of business. There can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility.

   HOUSING BONDS. Multi-family housing revenue bonds and single family mortgage revenue bonds are state and local housing issues that have been issued to provide financing for various housing projects. Multi-family housing revenue bonds are payable primarily from mortgage loans to housing projects for low to moderate income families. Single-family mortgage revenue bonds are issued for the purpose of acquiring notes secured by mortgages on residences. The ability of housing issuers to make debt service payments on their obligations may be affected by various economic and non-economic factors. Such factors include: occupancy levels, adequate rental income in multi-family projects, the rate of default on mortgage loans underlying single family issues and the ability of mortgage insurers to pay claims. All single family mortgage revenue bonds and certain multifamily housing revenue bonds are prepayable over the life of the underlying mortgage or mortgage pool. Therefore, the average life of housing obligations cannot be determined. However, the average life of these obligations will ordinarily be less than their stated maturities. Mortgage loans are frequently partially or completely prepaid prior to their final stated maturities. To the extent that these obligations were valued at a premium when a unitholder purchased units, any prepayment at par would result in a loss of capital to the unitholder and reduce the amount of income that would otherwise have been paid to unitholders.

   POWER BONDS. The ability of utilities to meet their obligations with respect to bonds they issue is dependent on various factors. These factors include the rates they may charge their customers, the demand for a utility's services and the cost of providing those services. Utilities may also be subject to extensive regulations relating to the rates which they may charge customers. Utilities can experience regulatory, political and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Utilities are additionally subject to increased costs due to governmental environmental regulation and decreased profits due to increasing competition. Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility's results of operations. The sponsor cannot predict at this time the ultimate effect of such factors on the ability of any issuers to meet their obligations with respect to bonds.

   WATER AND SEWER REVENUE BONDS. Water and sewer bonds are generally payable from user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by a number of factors. Some such factors are the failure of municipalities to utilize fully the facilities constructed by these authorities, declines in revenue from user charges, the possible inability to obtain rate increases, rising construction and maintenance costs, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs, the impact of "no growth" zoning ordinances and the continued availability of federal and state financial assistance and of municipal bond insurance for future bond issues.

   EDUCATION, UNIVERSITY AND COLLEGE BONDS. The ability of educational institutions, including universities and colleges, to meet their obligations is dependent upon various factors. Some of these factors include the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds, the quality and maintenance costs of campus facilities. Also, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education may affect an institution's ability to make payment on its own.

   LEASE RENTAL BONDS. Lease rental bonds are predominantly issued by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the authorities are financing vehicles created solely for the construction of buildings or the purchase of equipment that will be used by a state or local government. Thus, the bonds are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the bonds. Lease rental bonds are subject to the risk that the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These bonds are also subject to the risk of abatement in many states as rental bonds cease in the event that damage, destruction or condemnation of the project prevents its use by the lessee. Also, in the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the reletting or sale of the project.

   CAPITAL IMPROVEMENT FACILITY BONDS. The portfolio of a trust may contain bonds which are in the capital improvement facilities category. Capital improvement bonds are bonds issued to provide funds to assist political subdivisions or agencies of a state through acquisition of the underlying debt of a state or local political subdivision or agency. The risks of an investment in such bonds include the risk of possible prepayment or failure of payment of proceeds on and default of the underlying debt.

   SOLID WASTE DISPOSAL BONDS. Bonds issued for solid waste disposal facilities are generally payable from tipping fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products. The ability of solid waste disposal facilities to meet their obligations depends upon the continued use of the facility, the successful and efficient operation of the facility and, in the case of waste-to-energy facilities, the continued ability of the facility to generate electricity on a commercial basis. Also, increasing environmental regulation of the federal, state and local level has a significant impact on waste disposal facilities. While regulation requires most waste producers to use waste disposal facilities, it also imposes significant costs on the facilities.

   MORAL OBLIGATION BONDS. A trust may also include "moral obligation" bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. Thus, such a commitment generally requires appropriation by the state legislature and accordingly does not constitute a legally enforceable obligation of debt of the state. The agencies or authorities generally have no taxing power.

   REFUNDED BONDS. Refunded bonds are typically secured by direct obligations of the U.S. Government, or in some cases obligations guaranteed by the U.S. Government, placed in an escrow account maintained by an independent party until maturity or a predetermined redemption date. These obligations are generally non-callable prior to maturity or the predetermined redemption date. In a few isolated instances to date, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

   AIRPORT, PORT AND HIGHWAY REVENUE BONDS. Certain facility revenue bonds are payable from and secured by the revenues from the ownership and operation of particular facilities, such as airports, highways and port authorities. Airport operating income may be affected by the ability of airlines to meet their obligations under the agreements with airports. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as use fees from ports, tolls on turnpikes and bridges and rents from buildings. Payment may be adversely affected by reduction in revenues due to such factors and increased cost of maintenance or decreased use of a facility. The sponsor cannot predict what effect conditions may have on revenues which are dependent for payment on these bonds.

   SPECIAL TAX BONDS. Special tax bonds are payable for and secured by the revenues derived by a municipality from a particular tax. Examples of special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. Also, should spending on the particular goods or services that are subject to the special tax decline, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

   TAX ALLOCATION BONDS. Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds are located. Bond payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include: variations in taxable values of property in the project area; successful appeals by property owners of assessed valuations; substantial delinquencies in the payment of property taxes; or imposition of any constitutional or legislative property tax rate decrease.

   TRANSIT AUTHORITY BONDS. Mass transit is generally not self-supporting from fare revenues. Additional financial resources must be made available to ensure operation of mass transit systems as well as the timely payment of debt service. Often such financial resources include federal and state subsidies, lease rentals paid by funds of the state or local government or a pledge of a special tax. If fare revenues or the additional financial resources do not increase appropriately to pay for rising operating expenses, the ability of the issuer to adequately service the debt may be adversely affected.

   CONVENTION FACILITY BONDS. The portfolio of a trust may contain bonds of issuers in the convention facilities category. Bonds in the convention facilities category include special limited obligation bonds issued to finance convention and sports facilities payable from rental payments and annual governmental appropriations. The governmental agency is not obligated to make payments in any year in which the monies have not been appropriated to make such payments. In addition, these facilities are limited use facilities that may not be used for purposes other than as convention centers or sports facilities.

   CORRECTIONAL FACILITY BONDS. The portfolio of a trust may contain bonds of issuers in the correctional facilities category. Bonds in the correctional facilities category include special limited obligation bonds issued to construct, rehabilitate and purchase correctional facilities payable from governmental rental payments and/or appropriations.

   LITIGATION AND LEGISLATION. To the best knowledge of the sponsor, there is no litigation pending as of the Initial Date of Deposit in respect of any bonds which might reasonably be expected to have a material adverse effect upon the trust. Nevertheless, lawsuits involving the bonds included in the trust or their issuers may exist. At any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, with respect to bonds in the trust. The outcome of litigation of this nature can never be entirely predicted. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the bonds.

   TAX EXEMPTION. From time to time Congress considers proposals to tax the interest on state and local obligations, such as the bonds. The Supreme Court has concluded that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could adversely affect an investment in the units. See "Tax Status" herein for a more detailed discussion concerning the tax consequences of an investment in the units. Unitholders are urged to consult their own tax advisers.

                            CLAYMORE SECURITIES INC.

   THE SPONSOR. Claymore Securities, Inc. specializes in the creation, development and distribution of investment solutions for advisors and their valued clients. In November 2001, the sponsor changed its name from Ranson & Associates, Inc. to Claymore Securities, Inc.

Claymore Securities, Inc. has been active in public and corporate finance and has sold bonds, mutual funds and unit investment trusts in the primary and secondary markets. We are a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The sponsor's offices are located at 2455 Corporate West Drive, Lisle, IL 60532 and at 101 West Elm Street, Suite 310, Conshohocken, Pennsylvania 19428.

   Claymore serves as sponsor of the trust and has sole responsibility for the selection of the trust's bonds, and all execution and delivery responsibilities in connection therewith.

                          ABOUT IQ INVESTMENT ADVISORS

   A newly-formed indirect subsidiary of Merrill Lynch & Co., Inc., IQ Investment Advisors LLC ("IQ") is an investment adviser registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940.

   IQ Investment Advisors takes a non-traditional approach to asset management. Unlike many other investment advisers, IQ does not design its products around the views and skills of individual portfolio managers or management teams. Instead, IQ Investment Advisors seeks to identify specific economic or strategic investment themes that may fill a particular need of investors. IQ then defines a disciplined portfolio management strategy based on each such investment theme and seeks to provide the strategy to investors in what it believes to be a scalable and cost-effective manner. In many cases, IQ will collaborate in connection with its proprietary products with an asset manager who has a high degree of expertise in the specific investment theme, and may retain the manager to act as sub-adviser with respect to aspects of portfolio implementation. IQ may also collaborate with other asset managers in connection with products or services that those asset managers may create or sponsor. IQ intends to offer its strategies through a variety of investment vehicles, such as mutual funds, closed-end funds, private partnerships, and unit investment trusts.

   IQ has provided the sponsor with certain guidance in connection with the design of the trust and, pursuant to a licensing agreement, has permitted the sponsor and the trust to use IQ's trademark in connection with the trust. IQ will not participate in the selection, execution or delivery of the trust's bonds, which is the sole responsibility of the sponsor.

                                 PUBLIC OFFERING

   OFFERING PRICE. The sponsor will serve as the trust's underwriter. The price of the units of the trust as of the Initial Date of Deposit was determined by adding to the evaluator's determination of the aggregate institutional offering price of the bonds per unit, based upon prices provided by Standard & Poor's Securities Evaluations a sales charge of 3.75% of the Public Offering Price (excluding organization costs) thereof equal to% of the aggregate institutional offering price of the bonds per unit and a pro rata portion of estimated organization costs. As of the close of business on the Initial Date of Deposit, the sponsor may adjust the number of units of the trust so that the Public Offering Price per Unit will equal approximately $10.00. During the initial public offering period, sales of at least $500,000 or 50,000 units will be entitled to a volume discount from the Public Offering Price as described below. For purchases settling after the First Settlement Date, a proportionate share of accrued and undistributed interest on the bonds at the date of delivery of the units to the purchaser is also added to the Public Offering Price. However, after the initial offering period or six months after the Initial Date of Deposit, at the discretion of the sponsor, the Public Offering Price of the units will not include a pro rata portion of estimated organizational costs.

   During the initial offering period the aggregate institutional offering price of the bonds in a trust is determined by the evaluator. To determine such prices, the evaluator utilizes prices received from Standard & Poor's Securities Evaluations. Standard & Poor's Securities Evaluations determines such institutional offering prices (1) on the basis of current institutional offering prices for the bonds, (2) if institutional offering prices are not available for any bonds, on the basis of current institutional offering prices for comparable bonds, (3) by making an appraisal of the value of the bonds on the basis of institutional offering prices in the market, or (4) by any combination of the above. On or after the Initial Date of Deposit, such determinations are made each business day during the initial public offering period as of the Evaluation Time set forth in "Essential Information," effective for all sales made subsequent to the last preceding determination. For information relating to the calculation of the Redemption Price, which is based upon the aggregate institutional bid price of the underlying bonds and which is be expected to be less than the aggregate institutional offering price, see "Rights of Unitholders-Redemption."

   During the initial offering period, purchasers of $500,000 or more will be entitled to a volume discount from the Public Offering Price as set forth in the table below. In addition, dealers that sell units will be entitled to the concession provided below for a given transaction.

        AMOUNT OF                          SALES        DEALER
        PURCHASE                          CHARGE      CONCESSION
        --------                          ------      ----------
  Less than $500,000                       3.75%         3.00%
  $500,000 -- $1,000,000                   3.25%         2.50%
  $1,000,000 or more                       2.75%         2.00%

   We apply these sales charges and dealer concessions as a percent of the unit price at the time of purchase. The dealer concessions are paid out of the sales charges received by the sponsor. We also apply the different purchase levels on a unit basis using a $10 unit equivalent. For example, if you purchase between 50,000 and 100,000 units during the initial offering period, your sales charge is 3.25% of your unit price.

   Except as discussed under "Distribution of Units" below, the above volume discount will be the responsibility of the selling agent or dealer and will apply on all purchases at any one time by the same person of units in a trust in the amounts stated. The graduated sales charges are also applicable to a trustee or other fiduciary purchasing units for a single trust estate or single fiduciary account.

   DISTRIBUTION OF UNITS. It is the sponsor's intention to qualify units of a trust for sale in certain of the states and to effect a public distribution of the units through the sponsor and dealers.

   It is the sponsor's intention to qualify units of a trust for sale through the sponsor and dealers who are members of the National

Association of Securities Dealers, Inc. Units will initially be sold to dealers at prices which reflect a concession equal to the amount designated in the tables under "Public Offering-Offering Price." The sponsor reserves the right to change the amount of the concession to dealers from time to time and to vary the amount of the concession to affiliated dealers.

   Sales will be made only with respect to whole units, and the sponsor reserves the right to reject, in whole or in part, any order for the purchase of units. A purchaser does not become a unitholder or become entitled to exercise the rights of a unitholder (including the right to redeem his units) until he has paid for his units. Generally, such payment must be made within three business days after an order for the purchase of units has been placed. The price paid by a unitholder is the Public Offering Price in effect at the time his order is received, plus accrued interest. This price may be different from the Public Offering Price in effect on any other day, including the day on which he made payment for the units.

   The sponsor in its discretion may from time to time, pursuant to objective criteria established by the sponsor, pay fees to qualifying brokers, dealers, banks and/or others for certain services or activities which are primarily intended to result in sales of units of a trust. Such payments are made by the sponsor out of their own assets and not out of the assets of a trust. These programs will not change the price unitholders pay for their units or the amount that a trust will receive from the units sold.

   SPONSOR'S AND DEALERS' PROFITS. As set forth under "Public Offering-Offering Price," the dealers will receive gross commissions equal to the specified percentages of the Public Offering Price of the units of a trust.

   In offering units of a trust the sponsor and dealers will also realize profits or sustain losses in the amount of any difference between the price at which they acquire or buy units and the price at which they resell or redeem such units and to the extent they earn sales charges on purchases.

     ESTIMATED CURRENT RETURN AND ESTIMATED LONG-TERM RETURN TO UNITHOLDERS

   The rate of return on each unit is measured in terms of both Estimated Current Return and Estimated Long-Term Return. The Estimated Current Return per unit and Estimated Long-Term Return per unit, each as of the Initial Date of Deposit, is set forth under "Summary of Essential Financial Information." Information regarding the estimated distributions of principal and interest to unitholders of a trust is available from the sponsor on request.

   Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per unit by the Public Offering Price. Estimated Net Annual Interest Income per unit will vary with changes in fees and expenses of the trustee and the evaluator and with principal prepayment, redemption, maturity, exchange or sale of bonds. The Public Offering Price per unit will vary with changes in the institutional offering price of the bonds. Estimated Current Return takes into account only the interest payable on the bonds and does not involve a computation of yield to maturity or to an earlier redemption date nor does it reflect any amortization of premium or discount from principal value on the bond's purchase price. Moreover, because interest rates on bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable ratings, the Estimated Current Return per unit may be affected adversely if such bonds are redeemed prior to their maturity. Therefore, there is no assurance that the Estimated Current Return as set forth under "Summary of Essential Financial Information" will be realized in the future.

   Estimated Long-Term Return is calculated using a formula that (i) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (taking into account the amortization of premiums and the accretion of discounts) and estimated retirements of all the bonds in a trust and (ii) takes into account the expenses and sales charge associated with each unit of the trust. The Estimated Long-Term Return assumes that each bond is retired on its pricing life date (I.E., that date which produces the lowest dollar price when yield price calculations are done for each optional call date and the maturity date of a callable bond). If the bond is retired on any optional call or maturity date other than the pricing life date, the yield to the holder of that bond may be different than the initial quoted yield. Since the market values and estimated retirements of the bonds, the expenses of the trust and the Net Annual Interest Income and Public Offering Price per unit may change, there is no assurance that the Estimated Long-Term Return as set forth under "Summary of Essential Financial Information" will be realized in the future. Contact the sponsor, as indicated on the back page of the Prospectus, for information regarding the estimated principal and interest distribution schedule of the trust.

                                   TAX STATUS

   This section summarizes some of the main U.S. federal income tax consequences of owning units of a trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   ASSETS OF A TRUST. A trust will hold various debt obligations (the "DEBT OBLIGATIONS"). All of the assets held by a trust constitute the "trust assets." For purposes of this federal tax discussion, it is assumed that the Debt Obligations constitute debt for federal income tax purposes the interest on which is excluded from gross income for federal income tax purposes.

   TRUST STATUS. A trust will not be taxed as a corporation for federal income tax purposes. As a unit owner, you will be treated as the owner of a pro rata portion of the assets of your trust, and as such you will be considered to have received a pro rata share of income (E.G., accruals of market discount, and capital gains, if any) from the trust assets when such income would be considered to be received by you if you directly owned the trust assets. This is true even if you elect to have your distributions automatically reinvested into additional units, if available. In addition, the income from the trust assets which you must take into account for federal income tax purposes is not reduced by amounts used to pay trust expenses (including the deferred sales charge, if any).

   EXCLUSION FROM GROSS INCOME OF INTEREST. At the respective times of issuance of the Debt Obligations, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities, based on certain representations and subject to compliance with certain covenants. Neither the sponsor, nor its counsel have made any special review for the fund of the proceedings relating to the issuance of the Debt Obligations, the bases for the bond counsel opinions, or compliance with the covenants required for tax-exemption. The Internal Revenue Service (the "SERVICE") has an ongoing program of auditing tax-exempt obligations to determine whether, in the view of the Service, interest on such tax-exempt obligations is includible in the gross income of the owners thereof for federal income tax purposes. It cannot be predicted whether or not the Service will commence an audit of any of the Debt Obligations. If an audit is commenced, under current procedures of the Service, unitholders may have no right to participate in such procedure. If the interest on a Debt Obligation should be determined to be taxable, the Debt Obligation would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received both prior to and after the date on which interest is determined to be taxable.

   Your pro rata share of interest on the Debt Obligations will be excluded from your gross income for federal income tax purposes to the same extent that such interest would be excluded from your gross income if you directly owned the Debt Obligations. However, such interest may be taken into account in computing the alternative minimum tax, and the branch profits tax imposed on certain foreign corporations.

   Ownership of the units may result in collateral federal income tax consequences to certain unitholders, including, without limitation, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and unitholders who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations.

   If you are a "substantial user" of the facilities financed with the proceeds of certain Debt Obligations, or a related person to a substantial user, you will not be able to exclude from your gross income interest with respect to these Debt Obligations. "Substantial user" and "related person" are defined under federal income tax law.

   For purposes of computing the alternative minimum tax for individuals and corporations, interest on certain bonds is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED HEREIN, THE TRUST DOES NOT INCLUDE ANY SUCH BONDS.

   In the case of certain corporations, the alternative minimum tax depends upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (excluding S Corporations, Regulated Investment Companies, Real Estate Investment Trusts, REMICs or FASITs) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Debt Obligations in the trust. In addition, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations, which include tax-exempt interest, such as interest on the Bonds in the Trust.

   YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If your trust disposes of trust assets, you will generally recognize gain or loss. If you dispose of your units or redeem your units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related trust assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each trust asset by apportioning the cost of your units, generally including sales charges, among each trust asset ratably according to their value on the date you purchase your units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your units (for example, in the case of accruals of original issue discount, market discount, premium and accrued interest, as discussed below).

   Under the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "TAX ACT"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   DISCOUNT, ACCRUED INTEREST AND PREMIUM ON DEBT OBLIGATIONS. Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Thus, the accrual of original discount will be excluded from your gross income for federal income tax purposes to the same extent as interest on the Debt Obligations, as discussed above. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

   Some Debt Obligations may have been purchased by you or your trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price the trust pays for a Debt Obligation or on the price you pay for your units. Market discount is taxed as ordinary income. You will recognize this income when your trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

   Alternatively, some Debt Obligations may have been purchased by you or your trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You must amortize bond premium on a constant yield basis over the remaining term of the Debt Obligation in a manner that takes into account potential call dates and call prices. You cannot deduct amortized bond premium relating to a Debt Obligation. The amortized bond premium is treated as a reduction in the tax-exempt interest received. As bond premium is amortized, it reduces your basis in the bond. The tax basis reduction requirement may result in your realizing a taxable gain when your units are sold or redeemed for an amount equal to or less than your cost.

   If the price of your units includes accrued interest on a Debt Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

   This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

   EXCHANGES. If you elect to reinvest amounts received from your trust into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your units of the trust for units of a future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical assets under the wash sale provisions of the Internal Revenue Code.

   LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of your trust's income, even if some of that income is used to pay trust expenses. You may deduct your pro rata share of each expense paid by the trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income. Your ability to deduct Trust expenses is also limited to the extent the expenses are allocable to tax-exempt interest from the trust.

                              RIGHTS OF UNITHOLDERS

   OWNERSHIP OF UNITS. Ownership of units of a trust will not be evidenced by certificates unless a unitholder, the unitholder's registered broker/dealer or the clearing agent for such broker/dealer makes a written request to the trustee. All evidence of ownership of uncertificated units will be recorded in book-entry form either at Depository Trust Company ("DTC") through an investor's broker's account or through registration of the units on the books of the trustee. Units held through DTC will be registered in the nominee name CEDE & CO. Individual purchases of beneficial ownership interest in a trust will be made in book-entry form through DTC or the trustee unless a certificate is properly requested. Ownership and transfer of book-entry units will be evidenced and accomplished by book-entries made by DTC and its participants if the units are evidenced at DTC, or otherwise will be evidenced and accomplished by book-entries made by the trustee. DTC will record ownership and transfer of the units among DTC participants and forward all notices and credit all payments received in respect of the units held by the DTC participants.

   Beneficial owners of book-entry units will receive written confirmation of their purchases and sale from the broker-dealer or bank from whom their purchase was made. Units are transferable by making a written request to the trustee and, in the case of units evidenced by a certificate, by presenting and surrendering such certificate to the trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the trustee and on any certificate representing the units to be transferred.

   Units may be purchased and certificates, if requested, will be issued in denominations of one unit or any multiple thereof, subject to the minimum investment requirement. Fractions of units, if any, will be computed to three decimal places. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the trustee. The trustee may require a unitholder to pay a reasonable fee, to be determined in the sole discretion of the trustee, for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the trustee of satisfactory indemnity (generally amounting to 3% of the market value of the units), affidavit of loss, evidence of ownership and payment of expenses incurred. Any unitholder who holds a certificate may change to book entry ownership by submitting to the trustee the certificate along with a written request that the units represented by such certificate be held in book entry form.

   DISTRIBUTION OF INTEREST AND PRINCIPAL. Unitholders will receive interest distributions on a monthly basis. Principal, including capital gains, and interest will be distributed on the distribution date; provided, however, that, other than for purposes of redemption, no distribution need be made from the Principal Account if the balance therein is less than $0.01 per unit then outstanding. If such condition exists, the trustee shall, on the next succeeding distribution date, distribute the unitholder's pro rata share of the balance of the Principal Account. Interest received by the trust will be distributed on each applicable distribution date to unitholders of record of the trust as of the preceding applicable Record Date who are entitled to such distributions at that time. All distributions will be net of applicable expenses and funds required for the redemption of units. See "Essential Information," "Rights of Unitholders-Expenses and Charges" and "Rights of Unitholders-Redemption."

   The trustee will credit to the Interest Account for a trust all interest received by the trust, including that part of the proceeds of any disposition of bonds which represents accrued interest. Other receipts of a trust will be credited to the Principal Account for the trust. The pro rata share of the Interest Account of the trust and the pro rata share of cash in the Principal Account (other than amounts representing failed contracts as previously discussed) represented by each unit thereof will be computed by the trustee each applicable Record Date. See "Essential Information." The trustee is not required to pay interest on funds held in the Principal or Interest Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds). Proceeds received from the disposition of any of the bonds subsequent to a monthly Record Date and prior to the next succeeding monthly distribution date will be held in the Principal Account for the trust and will not be distributed until the second succeeding monthly distribution date. Because interest on the bonds is not received by a trust at a constant rate throughout the year, any particular interest distribution may be more or less than the amount credited to the Interest Account of the trust as of the applicable Record Date. See "Essential Information." Persons who purchase units between a Record Date and a distribution date will receive their first distribution on the second distribution date following their purchase of units under the applicable plan of distribution.

   The difference between the estimated net interest accrued to the first Record Date and to the related distribution date is an asset of the respective unitholder and will be realized in subsequent distributions or upon the earlier of the sale of such units or the maturity, redemption or sale of bonds in a trust.

   Record dates for interest distributions will be the first day of the month. All unitholders, however, who purchase units during the initial public offering period and who hold them of record on the first Record Date will receive the first distribution of interest. Details of estimated interest distributions, on a per unit basis, appear in the "Summary of Essential Financial Information." The amount of the regular distributions will generally change when bonds are redeemed, mature or are sold or when fees and expenses increase or decrease.

   The trustee will, as of the fifteenth day of each month, deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of a trust as of the first day of such month. See "Rights of Unitholders-Expenses and Charges." The trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the trust. Amounts so withdrawn shall not be considered a part of a trust's assets until such time as the trustee shall return all or any part of such amounts to the appropriate account. In addition, the trustee may withdraw from the Interest Account and the Principal Account such amounts as may be necessary to cover redemption of units by the trustee. See "Rights of Unitholders-Redemption." Funds which are available for future distributions, payments of expenses and redemptions are in accounts which are non-interest bearing to the unitholders and are available for use by the trustee pursuant to normal banking procedures.

   Because interest on bonds in a trust is payable at varying intervals, usually in semi-annual installments, the interest accruing to the trust will not be equal to the amount of money received and available for distribution from the Interest Account to unitholders. Therefore, on each applicable distribution date, the amount of interest actually deposited in the Interest Account and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances during the first year of a trust, the trustee is required by the Trust Agreement to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. In addition, the trustee has agreed to advance sufficient funds to the trust in order to reduce the amount of time before distributions of interest to unitholders commence. The trustee will be reimbursed, without interest, for any such advances from funds available from the Interest Account of the trust. The trustee's fee takes into account the costs attributable to the outlay of capital needed to make such advances.

   In order to acquire certain of the bonds subject to contract, it may be necessary to pay on the settlement dates for delivery of such bonds amounts covering accrued interest on such bonds which exceed the amounts paid by unitholders. The trustee has agreed to pay for any amounts necessary to cover any such excess and will be reimbursed therefor (without interest) when funds become available from interest payments on the particular bonds with respect to which such payments may have been made. Also, since interest on such bonds in the portfolio of a trust (see "The Trust Portfolio") does not begin accruing as tax-exempt interest income to the benefit of unitholders until such bonds' respective dates of delivery (accrued interest prior to delivery being treated under the Code as a return of principal), the trustee will, in order to cover interest treated as a return of principal, adjust its fee downward in an amount equal to the amount of interest that would have so accrued as tax-exempt interest (if not treated as a return of principal) on such bonds between the date of settlement for the units and such dates of delivery.

   In addition, because of the varying interest payment dates of the bonds comprising the trust portfolio, accrued interest at any point in time, subsequent to the recovery of any advancements of interest made by the trustee, will be greater than the amount of interest actually received by the trust and distributed to unitholders. Therefore, there will usually remain an item of accrued interest that is added to the value of the units. If a unitholder sells all or a portion of his units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his units. Similarly, if a unitholder redeems all or a portion of his units, the Redemption Price per unit which he is entitled to receive from the trustee will also include accrued interest on the bonds. Thus, the accrued interest attributable to a unit will not be entirely recovered until the unitholder either redeems or sells such unit or until a trust is terminated.

   EXPENSES AND CHARGES. INITIAL EXPENSES. Investors will bear all or a portion of the costs incurred in organizing a trust -- including costs of preparing the registration statement, the trust indenture and other closing documents, registering units with the SEC and the states, the initial audit of the trust's portfolio, legal expenses, payment of closing fees and any other out-of-pocket expenses. During the initial public offering period only, a pro rata portion of such organization costs will be charged upon the investor's purchase of units.

   FEES. The trustee's, sponsor's supervisory, bookkeeping and administrative and sponsor's evaluation fees are set forth under "Fees and Expenses" in the Investment Summary. The trustee's fee and the sponsor's evaluation fee, which is earned for portfolio evaluation services, are based on the principal amount of bonds on a monthly basis. Because such fees are based on the principal amount of the bonds in a trust, rather than a trust's net asset value, the fees will represent a greater percentage of a trust's net asset value if the bonds in a trust, on average, are valued below par. The sponsor's supervisory fee, which is earned for portfolio supervisory services, and the bookkeeping and administrative fees are based on the largest number of units in a trust at any time during such period. Because these fees are based on the largest number of units during a particular period, these fees will represent a greater percentage of a trust's net asset value as the number of units decreased during that period. The sponsor's supervisory fee, bookkeeping and administrative and sponsor's evaluation fee, which are not to exceed the maximum amount set forth under "Fees and Expenses" for the trust, may exceed the actual costs of providing portfolio supervisory, bookkeeping and administrative or evaluation services for the trust, but at no time will the total amount the sponsor receives for portfolio supervisory services, bookkeeping and administrative or evaluation services rendered to all series of Claymore Securities Defined Portfolios in any calendar year exceed the aggregate cost to them of supplying such services in such year.

   The trustee will receive for its ordinary recurring services to a trust an annual fee in the amount set forth under "Fees and Expenses" for the trust. There is no minimum fee and, except as hereinafter set forth, no maximum fee. For a discussion of certain benefits derived by the trustee from a trust's funds, see "Rights of Unitholders-Distribution of Interest and Principal." For a discussion of the services performed by the trustee pursuant to its obligations under the Trust Agreement, reference is made to the material set forth under "Rights of Unitholders."

   The trustee's fee, bookkeeping and administrative fees and the sponsor's fees are payable monthly, each from the Interest Account to the extent funds are available and then from the Principal Account. These fees may be increased without approval of the unitholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent." If the balances in the Principal and Interest Accounts are insufficient to provide for amounts payable by a trust, or amounts payable to the trustee which are secured by its prior lien on a trust, the trustee is permitted to sell bonds to pay such amounts.

   OTHER CHARGES. The following additional charges are or may be incurred by a trust: all expenses (including audit and counsel fees) of the trustee incurred in connection with its activities under the Trust Agreement, including annual audit expenses by independent public accountants selected by the sponsor, the expenses and costs of any action undertaken by the trustee to protect a trust and the rights and interests of the unitholders; fees of the trustee for any extraordinary services performed under the Trust Agreement; indemnification of the trustee for any loss or liability accruing to it without willful misconduct, bad faith, or gross negligence on its part, arising out of or in connection with its acceptance or administration of the trust; and all taxes and other governmental charges imposed upon the bonds or any part of a trust (no such taxes or charges are being levied or made or, to the knowledge of the sponsor, contemplated). To the extent lawful, a trust shall bear the expenses associated with updating a trust's registration statement and maintaining registration or qualification of the units and/or a trust under federal or state bonds laws subsequent to initial registration. Such expenses shall include legal fees, accounting fees, typesetting fees, electronic filing expenses and regulatory filing fees. The expenses associated with updating registration statements have been historically paid by a unit investment trust's sponsor. All direct distribution expenses of the trusts (including the costs of maintaining the secondary market for the trusts), such as printing and distributing prospectuses, and preparing, printing and distributing any advertisements or sales literature will be paid at no cost to the trust. Any payments received by the sponsor reimbursing it for payments made to update a trust's registration statement will not exceed the costs incurred by the sponsor. The above expenses, including the trustee's fee, when paid by or owing to the trustee, are secured by a lien on the trust. In addition, the trustee is empowered to sell bonds in order to make funds available to pay all expenses.

   REPORTS AND RECORDS. The trustee shall furnish unitholders of a trust in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per unit. Within a reasonable time after the end of each calendar year, the trustee will furnish to each person who at any time during the calendar year was a unitholder of record, a statement providing the following information: (1) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of bonds and any earned original issue discount), deductions for payment of applicable taxes and for fees and expenses of a trust, redemptions of units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition of any bonds and the net proceeds received therefrom (excluding any portion representing interest), deductions for payments of applicable taxes and for fees and expenses of a trust, purchase of replacement bonds, redemptions of units, the amount of any "when issued" interest treated as a return of capital and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each unit outstanding on the last business day of such calendar year; (3) a list of the bonds held and the number of units outstanding on the last business day of such calendar year; (4) the Redemption Price per unit based upon the last computation thereof made during such calendar year; and (5) amounts actually distributed during such calendar year from the Interest Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each unit outstanding.

   The trustee shall keep available for inspection by unitholders at all reasonable times during usual business hours, books of record and account of its transactions as trustee including records of the names and addresses of unitholders of a trust, certificates issued or held, a current list of bonds in a trust and a copy of the Trust Agreement.

   REDEMPTION. TENDER OF UNITS. Units may be tendered to the trustee for redemption at its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286, on any day the New York Stock Exchange is open. At the present time there are no specific taxes related to the redemption of the units. No redemption fee will be charged by the sponsor or the trustee. Units redeemed by the trustee will be canceled.

   The trustee must receive your completed redemption request prior to the close of the New York Stock Exchange for you to receive the unit price for a particular day. If your request is received after that time or is incomplete in any way, you will receive the next price computed after the trustee receives your completed request. Rather than contacting the trustee directly, your financial professional may also be able to redeem your units by using the Investors' Voluntary Redemptions and Sales (IVORS) automated redemption service offered through Depository Trust Company.

   To redeem your units which are evidenced by registered certificates, if any, you must send the trustee any certificates for your units. You must properly endorse your certificates or sign a written transfer instrument with a signature guarantee. The trustee cannot complete your redemption or send your payment to you until it receives all of these documents in completed form.

   Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the trustee and on any certificate representing the units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the unitholder of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the trustee. A certificate should only be sent by registered or certified mail for the protection of the unitholder. Since tender of the certificate is required for redemption when one has been issued, units represented by a certificate cannot be redeemed until the certificate representing such units has been received by the purchasers.

   Within three business days following such tender, the unitholder will be entitled to receive in cash an amount for each unit tendered equal to the Redemption Price per unit computed as of the Evaluation Time set forth under "Essential Information" as of the next subsequent Evaluation Time. See "Redemption-Computation of Redemption Price per Unit." The "date of tender" is deemed to be the date on which units are properly received by the trustee, except that with regard to units received after the Evaluation Time on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading and such units will be deemed to have been tendered to the trustee on such day for redemption at the Redemption Price computed on that day.

   Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The trustee is empowered to sell securities in order to make funds available for redemption. Such sales, if required, could result in a sale of bonds by the trustee at a loss. To the extent bonds are sold, the size and diversity of a trust may be reduced.

   The trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than weekend and holiday closings, or during which trading on that Exchange is restricted (as determined by the SEC by rule or regulation) or during which an emergency exists as a result of which disposal or evaluation of the underlying bonds is not reasonably practicable, or for such other periods as the SEC has by order permitted.

   COMPUTATION OF REDEMPTION PRICE PER UNIT. The Redemption Price per unit is determined by the trustee on the basis of the institutional bid prices of the bonds in a trust, while the Public Offering Price of units during the initial offering period is determined on the basis of the institutional offering prices of the bonds, both as of the Evaluation Time on the day any such determination is made. The institutional bid prices of the securities may be expected to be less than the institutional offering prices. This Redemption Price per unit is each unit's pro rata share, determined by the trustee, of: (1) the aggregate value of the bonds in a trust (determined by the evaluator, generally based upon prices provided by a pricing service as set forth below), (2) cash on hand in a trust (other than cash covering contracts to purchase bonds), and (3) accrued and unpaid interest on the bonds as of the date of computation, less (a) amounts representing taxes or governmental charges payable out of a trust, (b) the accrued expenses of a trust, (c) cash held for distribution to unitholders of record as of a date prior to the evaluation, and (d) unpaid organization costs. The evaluator, generally based upon prices provided by a pricing service may determine the value of the bonds in a trust (1) on the basis of current institutional bid prices for the bonds, (2) if institutional bid prices are not available for any bonds, on the basis of current institutional bid prices for comparable bonds, (3) by appraisal, or (4) by any combination of the above.

   Until six months after the Initial Date of Deposit or the end of the initial offering period, at the discretion of the sponsor, the price at which the trustee will redeem units and the price at which the sponsor may repurchase units includes estimated organization costs. After such period, the amount paid will not include such estimated organization costs.

   The difference between the institutional bid and institutional offer prices of bonds with characteristics consistent with the objectives of the trust are expected to be 0.25% to 0.50% of the principal value of the bonds. This value can fluctuate depending on liquidity and the balance of supply and demand for the individual issues. Immediately prior to the deposit of this trust, the aggregate bid side evaluation was lower than the aggregate offering side evaluation by the amount set forth in the footnotes to the "Trust Portfolio." For this reason, among others, the price at which units may be redeemed could be less than the price paid by the unitholder.

   PURCHASE BY THE SPONSOR OF UNITS TENDERED FOR REDEMPTION. The Trust Agreement requires that the trustee notify the sponsor of any tender of units for redemption. So long as the sponsor maintains a bid in the secondary market, the sponsor, prior to the close of business on the second succeeding business day, will purchase any units tendered to the trustee for redemption at the price so bid by making payment therefor to the unitholder in an amount not less than the Redemption Price on the date of tender not later than the day on which the units would otherwise have been redeemed by the trustee (see "Public Offering-Offering Price"). Units held by the sponsor may be tendered to the trustee for redemption as any other units.

   The institutional offering price of any units resold by the sponsor will be the Public Offering Price determined in the manner provided in this Prospectus (see "Public Offering-Offering Price"). Any profit resulting from the resale of such units will belong to the sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to their acquisition of such units (see "Public Offering-Sponsor's and Dealers Profits").

                                     SPONSOR

   Claymore and your trust have adopted a code of ethics requiring Claymore's employees who have access to information on trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your trust.

   If at any time the sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged to be bankrupt or insolvent or shall have its affairs taken over by public authorities, then the trustee may (a) appoint a successor sponsor at rates of compensation deemed by the trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the SEC, or (b) terminate the Trust Agreement and liquidate any trust as provided therein, or (c) continue to act as trustee without terminating the Trust Agreement.

   The foregoing information with regard to the sponsor relates to the sponsor only and not to the trust. Such information is included in this prospectus only for the purpose of informing investors as to the financial responsibility of the sponsor and its ability to carry out its contractual obligations with respect to a trust. More comprehensive financial information can be obtained upon request from the sponsor.

   LIMITATIONS ON LIABILITY. The sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the unitholders for taking any action or refraining from any action in good faith or for errors in judgment; nor will they be responsible in any way for depreciation or loss incurred by reason of the sale of any bonds, except in cases of their willful misconduct, bad faith, gross negligence or reckless disregard for their obligations and duties.

   RESPONSIBILITY. The trustee shall sell, for the purpose of redeeming units tendered by any unitholder and for the payment of expenses for which funds are not available, such of the bonds in a list furnished by the sponsor as the trustee in its sole discretion may deem necessary.

   It is the responsibility of the sponsor to instruct the trustee to reject any offer made by an issuer of any of the bonds to issue new obligations in exchange and substitution for any bonds pursuant to a refunding or refinancing plan, except that the sponsor may instruct the trustee to accept such an offer or to take any other action with respect thereto as the sponsor may deem proper if the issuer is in default with respect to such bonds or in the judgment of the sponsor the issuer will probably default in respect to such bonds in the foreseeable future.

   Any obligations so received in exchange or substitution will be held by the trustee subject to the terms and conditions of the Trust Agreement to the same extent as bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying bonds, the trustee is required to give notice thereof to each unitholder, identifying the obligations eliminated and the bonds substituted therefor. Except as stated in the Trust Agreement or in this and the preceding paragraph and in the discussion under "Risk Factors-Failure of a Contract to Purchase Bonds and Substitution of Bonds" regarding the substitution of replacement bonds for failed bonds, the acquisition by a trust of any bonds other than the bonds initially deposited is prohibited.

   The sponsor may direct the trustee to dispose of bonds in certain limited circumstances, including upon default in the payment of principal or interest, institution of certain legal proceedings or the existence of certain other impediments to the payment of bonds, default under other documents which may adversely affect debt service, default in the payment of principal or interest on other obligations of the same issuer, decline in projected income pledged for debt service on revenue bonds, or decline in price or the occurrence of other market factors, including advance refunding, so that in the opinion of the sponsor the retention of such bonds in a trust would be detrimental to the interest of the unitholders. The proceeds from any such sales will be credited to the Principal Account for distribution to the unitholders.

   RESIGNATION. If the sponsor resigns or becomes unable to perform its duties under the Trust Agreement, and no express provision is made for action by the trustee in such event, the trustee may appoint a successor sponsor, terminate the Trust Agreement and liquidate the trusts or continue to act as Trustee.

                                     TRUSTEE

   THE TRUSTEE. The trustee is The Bank of New York, a trust company organized under the laws of State of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, 20th Fl., New York, New York 10286, telephone

1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The trustee, whose duties are ministerial in nature, has not selected the portfolio of a trust. However, the bonds included in the portfolio on the Initial Date of Deposit may be purchased by the sponsor or the trust from BNY Capital Markets, Inc. ("BNY"), which is a wholly-owned subsidiary of Bank of New York Company, Inc. ("BONY COMPANY"). The trustee is also a wholly-owned subsidiary of BONY Company. Subsequent to the Initial Date of Deposit, the trustee may purchase bonds from BNY in order to create additional units.

   In accordance with the Trust Agreement, the trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of units held by, every unitholder of the trust. Such books and records shall be open to inspection by any unitholder at all reasonable times during usual business hours. The trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office or available for inspection at all reasonable times during usual business hours by any unitholder, together with a current list of the bonds held in each trust. Pursuant to the Trust Agreement, the trustee may employ one or more agents for the purpose of custody and safeguarding of bonds comprising a trust.

   LIMITATIONS ON LIABILITY. The trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any monies, bonds or certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except, generally, in cases of its willful misconduct, lack of good faith or gross negligence. In addition, the trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of a trust which the trustee may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. See "Trust Portfolio."

   RESPONSIBILITY. For information relating to the responsibilities of the trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Unitholders," "Sponsor-Responsibility" and "Sponsor-Resignation."

   RESIGNATION. Under the Trust Agreement, the trustee or any successor trustee may resign and be discharged of a trust created by the Trust Agreement by executing an instrument in writing and filing the same with the sponsor.

   The trustee or successor trustee must mail a copy of the notice of resignation to all unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The sponsor may at any time remove the trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each unitholder by the sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

                                    EVALUATOR

   THE EVALUATOR. Claymore Securities, Inc. will serve as the evaluator of the bonds in a trust, and as such will appraise the bonds or cause the bonds to be appraised. To appraise the bonds, the evaluator generally utilizes prices received from Standard & Poor's Securities Evaluations.

   LIMITATIONS ON LIABILITY. The trustee and the sponsor may rely on any evaluation furnished by the evaluator and shall have no responsibility for the accuracy thereof. Determinations by the evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it; provided, however, that the evaluator shall be under no liability to the trustee, the sponsor or unitholders for errors in judgment. However, this provision shall not protect the evaluator in cases of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   RESPONSIBILITY. The Trust Agreement requires the evaluator to evaluate the bonds on the basis of their institutional bid prices on each business day after the initial offering period, when any unit is tendered for redemption and on any other day such evaluation is desired by the trustee or is requested by the sponsor. For information relating to the responsibility of the evaluator to evaluate the bonds on the basis of their institutional offering prices, see "Public Offering-Offering Price."

   RESIGNATION. The evaluator may resign or may be removed by the sponsor and the trustee, and the sponsor and the trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor evaluator. If upon resignation of the evaluator no successor has accepted appointment within thirty days after notice of resignation, the evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                             IQ INVESTMENT ADVISORS

   IQ has provided the sponsor with certain guidance in connection with the design of a trust. IQ will not participate in the selection, execution or delivery of a trust's bonds, which is the sole responsibility of the sponsor.

   NO LIABILITY. IQ has no responsibility in connection with the formation of a trust, the selection, execution or delivery of the trust's bonds, or the ongoing maintenance or operations of a trust. IQ will have no liability to unitholders or any other persons in connection with any aspect of a trust, or its depreciation in value or other loss, including in cases where the sponsor, trustee, or evaluator have failed in their duties by reason of willful misconduct, bad faith, gross negligence or reckless disregard for their obligations or duties, In addition, IQ will have no responsibility for, or liability in connection with, replacements of the sponsor, trustee or evaluator when such parties resign or are removed from their duties.

                AMENDMENT AND TERMINATION OF THE TRUST AGREEMENT

   The sponsor and the trustee have the power to amend the Trust Agreement without the consent of any of the unitholders when such an amendment is (1) to cure any ambiguity or to correct or supplement any provision of the Trust Agreement which may be defective or inconsistent with any other provision contained therein, (2) to change any provision required to be changed by the SEC, or (3) to make such other provisions as shall not adversely affect the interest of the unitholders. The sponsor and the trustee may amend the Trust Agreement with the consent of unitholders representing 662/3% of the units then outstanding, provided that no such amendment will reduce the interest in the trust of any unitholder without the consent of such unitholder or reduce the percentage of units required to consent to any such amendment without the consent of all the unitholders. In no event shall the Trust Agreement be amended to permit the deposit or acquisition of bonds either in addition to or in substitution for any of the bonds initially deposited in a trust, except in accordance with the provisions of each Trust Agreement. In the event of any amendment, the trustee is obligated to notify promptly all unitholders of the substance of such amendment. The Trust Agreement specifies other limitations on amending the Trust Agreement.

   A trust shall terminate upon the maturity, redemption, sale or other disposition, as the case may be, of the last of the bonds. The trustee shall notify the sponsor when the par value of the bonds in a trust is less than $2,000,000. A trust may also be terminated (i) by the consent of 662/3% of the units or (ii) by the trustee in certain circumstances. In no event, however, may a trust continue beyond the Mandatory Termination Date set forth herein. In the event of termination, written notice thereof will be sent by the trustee to all unitholders. Within a reasonable period after termination, the trustee will sell any remaining bonds, and, after paying all expenses and charges incurred by the trust, will distribute to each unitholder, upon surrender of his units (including certificates, if any), his pro rata share of the balances remaining in the Interest and Principal Accounts of a trust.

                              DISTRIBUTION OF UNITS

   Units may be sold to dealers at prices reflecting the per unit concession stated under "Public Offering-Offering Price." However, resales of units by such dealers to the public will be made at the Public Offering Price described in the prospectus. The sponsor reserves the right to reject, in whole or in part, any order for the purchase of units and the right to change the amount of the concession from time to time.

                                     EXPERTS

   LEGAL MATTERS. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, acts as counsel for the trusts and has passed upon the legality of the Units. Emmet, Marvin & Martin, LLP, has acted as counsel for the trustee with respect to the trust and special New York Tax counsel for the trust. Locke Liddell & Sapp LLP has acted as special counsel to the trust for Texas tax matters.

   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The statement of financial condition, including the Trust Portfolio, appearing herein, have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein and is included in reliance on such report given on the authority of such firm as experts in accounting and auditing.

                                 CODE OF ETHICS

   The sponsor and the trusts have adopted a code of ethics requiring the sponsor's employees who have access to information on trust transactions to report personal bonds transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the trust.

                           DESCRIPTION OF BOND RATINGS

   STANDARD & POOR'S RATING. A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor. Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

   Issue credit ratings are based, in varying degrees, on the following considerations:

   - Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

   -  Nature of and provisions of the obligation; and

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   AAA -- An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

   AA -- An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

   A -- An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

   BBB -- An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

   Plus (+) or minus(-) -- The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   r -- This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

   N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

   *MOODY'S INVESTORS SERVICE RATING. A summary of the meaning of the applicable rating symbols as published by Moody's follows:

   Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

   Moody's applies numerical modifiers 1, 2 and 3 in each rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking ranks in the lower end of its generic rating category.

   **FITCH RATINGS. A brief description of the applicable Fitch Ratings' symbols and their meanings is as follows:

   AAA -- Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

   AA -- Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

   A -- High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

   BBB -- Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

   "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category or to categories below 'CCC'.

EQUIVALENT TAXABLE ESTIMATED CURRENT RETURN TABLES

   As of the date of the Prospectus, the following tables show the approximate taxable estimated current returns for individuals that are equivalent to tax-exempt estimated current returns under combined Federal and State taxes (where applicable) using the published marginal Federal and State tax rates (where applicable) scheduled to be in effect in 2004. These tables illustrate approximately what you would have to earn on taxable investments to equal the tax-exempt estimated current return in your income tax bracket. The tables assume that Federal taxable income is equal to State income subject to tax, and for cases in which more than one State rate falls within a Federal bracket, the State rate corresponding to the highest income within that Federal bracket is used. The combined State and Federal tax rates shown reflect the fact that State tax payments are currently deductible for Federal tax purposes. The tables do not reflect any local taxes, any alternative minimum taxes or any taxes other than personal income taxes. The tables do not show the approximate taxable estimated current returns for individuals that are subject to the alternative minimum tax. The taxable equivalent estimated current returns may be somewhat higher than the equivalent returns indicated in the following tables for those individuals who have adjusted gross incomes in excess of $142,700. The tables do not reflect the effect of Federal or State limitations (if any) on the amount of allowable itemized deductions or the phase-outs of personal or dependent exemption credits or any other credits. These limitations were designed to phase out certain benefits of these deductions and credits for higher income taxpayers. These limitations, in effect, raise the current maximum marginal Federal tax rate to approximately 39.52 percent for taxpayers filing a joint return and entitled to four personal exemptions and to approximately 36.05 percent for taxpayers filing a single return entitled to only one personal exemption. These limitations are subject to certain maximums, which depend on the number of exemptions claimed and the total amount of taxpayer's itemized deductions. For example, the limitation on itemized deductions will not cause a taxpayer to lose more than 80% of his allowable itemized deductions, with certain exceptions. See "Tax Status" for a more detailed discussion of Federal tax legislation.

FLORIDA

           TAXABLE INCOME
---------------------------------------
       SINGLE               JOINT           TAX
       RETURN              RETURN          RATE*       3 1/2%    3 3/4%      4%      4 1/4%    4 1/2%
---------------------------------------    ------     ------------------------------------------------
 $         0-7,150    $        0-14,300     10.0%       3.89%     4.17%     4.44%     4.72%     5.00%
      7,150-29,050        14,300-58,100     15.0        4.12      4.41      4.71      5.00      5.29
     29,050-70,350       58,100-117,250     25.0        4.67      5.00      5.33      5.67      6.00
    70,350-146,750      117,250-178,650     28.0        4.86      5.21      5.56      5.90      6.25
   146,750-319,100      178,650-319,100     33.0        5.22      5.60      5.97      6.34      6.72
      Over 319,100         Over 319,100     35.0        5.38      5.77      6.15      6.54      6.92

----------
* The State of Florida does not impose an income tax on individuals. However, Florida does impose an intangible personal property tax, which is not included in this combined rate because it is generally based on property value rather than income.

NEWYORK (STATE ONLY)

           TAXABLE INCOME
----------------------------------------
        SINGLE               JOINT          TAX
        RETURN              RETURN         RATE*       3 1/2%    3 3/4%      4%      4 1/4%    4 1/2%
----------------------------------------   ------     ------------------------------------------------
 $            0-7,150  $        0-14,300    13.6%       4.05%     4.34%     4.63%     4.92%     5.21%
         7,150-29,050      14,300-58,100    20.8        4.42      4.73      5.05      5.37      5.68
        29,050-70,350     58,100-117,250    30.1        5.01      5.36      5.72      6.08      6.44
       70,350-146,750    117,250-178,650    33.3        5.25      5.62      6.00      6.37      6.75
      146,750-319,100    178,650-319,100    37.9        5.64      6.04      6.44      6.84      7.25
         Over 319,100       Over 319,100    40.0        5.83      6.25      6.67      7.08      7.50

----------
* The table includes Federal and New York State income taxes. The table does not reflect the New York State supplemental income tax based upon a taxpayer's New York State taxable income and New York State adjusted gross income.

NEWYORK (STATE AND CITY)

           TAXABLE INCOME
----------------------------------------
        SINGLE               JOINT          TAX
        RETURN              RETURN         RATE*       3 1/2%    3 3/4%      4%      4 1/4%    4 1/2%
----------------------------------------   ------     ------------------------------------------------
 $            0-7,150  $        0-14,300    16.2%       4.18%     4.47%     4.77%     5.07%     5.37%
         7,150-29,050      14,300-58,100    23.9        4.60      4.93      5.26      5.58      5.91
        29,050-70,350     58,100-117,250    32.9        5.22      5.59      5.96      6.33      6.71
       70,350-146,750    117,250-178,650    36.3        5.49      5.89      6.28      6.67      7.06
      146,750-319,100    178,650-319,100    40.7        5.90      6.32      6.75      7.17      7.59
         Over 319,100       Over 319,100    42.9        6.13      6.57      7.01      7.44      7.88

----------
* The table includes Federal, New York State and New York City income taxes. The table does not reflect the New York State supplemental income tax based upon a taxpayer's New York State taxable income and New York State adjusted gross income.

TEXAS

           TAXABLE INCOME
----------------------------------------
        SINGLE               JOINT          TAX
        RETURN              RETURN         RATE*       3 1/2%    3 3/4%      4%      4 1/4%    4 1/2%
----------------------------------------   ------     ------------------------------------------------
 $            0-7,150  $        0-14,300    10.0%       3.89%     4.17%     4.44%     4.72%     5.00%
         7,150-29,050      14,300-58,100    15.0        4.12      4.41      4.71      5.00      5.29
        29,050-70,350     58,100-117,250    25.0        4.67      5.00      5.33      5.67      6.00
       70,350-146,750    117,250-178,650    28.0        4.86      5.21      5.56      5.90      6.25
      146,750-319,100    178,650-319,100    33.0        5.22      5.60      5.97      6.34      6.72
         Over 319,100       Over 319,100    35.0        5.38      5.77      6.15      6.54      6.92

----------
* The State of Texas currently imposes no income tax on individuals.

   A comparison of tax-free and equivalent taxable estimated current returns with the returns on various taxable investments is one element to consider in making an investment decision. The sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the trust and returns over specified periods on other similar Claymore sponsored unit investment trusts with inflation rates and with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds; each of which has investment characteristics that may differ from those of the trust. U.S. Government bonds, for example, are backed by the full faith and credit of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the trust are described more fully in the prospectus.

CONTENTS

                                                              Investment Summary

A CONCISE DESCRIPTION OF ESSENTIAL INFORMATION ABOUT THE PORTFOLIO
  2   Overview
  2   IQ/Claymore Florida Municipal Portfolio (10-15 years), Series I
 13   IQ/Claymore New York Municipal Portfolio (10-15 years), Series 2
 24   IQ/Claymore Texas Municipal Portfolio (10-15 years), Series I
 35   Report of Independent Registered Public Accounting Firm
 36   Statement of Financial Condition

                                                   Understanding Your Investment

DETAILED INFORMATION TO HELP YOU UNDERSTAND YOUR INVESTMENT
 37   The Trust
 37   Risk Factors
 44   Claymore Securities Inc.
 45   About IQ Investment Advisors
 45   Public Offering
 47   Estimated Current Return and Estimated Long-Term Return to Unitholders
 48   Tax Status
 52   Rights of Unitholders
 59   Sponsor
 60   Trustee
 62   Evaluator
 62   IQ Investment Advisors
 63   Amendment and Termination of the Trust Agreement
 63   Distribution of Units
 63   Experts
 64   Code of Ethics
 64   Description of Bond Ratings

Where to Learn More

YOU CAN CONTACT US FOR FREE INFORMATION ABOUT THIS INVESTMENTS.

VISIT US ON THE INTERNET
http://www.claymoresecurities.com

BY E-MAIL
invest@claymoresecurities.com

CALL CLAYMORE (800) 345-7999
Pricing Line (888) 248-4954

CALL THE BANK OF NEW YORK
(800) 701-8178 (investors)
(800) 647-3383 (brokers)

CALL IQ INVESTMENT ADVISORS
(877) 345-7999

Additional Information

This prospectus does not contain all information filed with the Securities and Exchange Commission. To obtain or copy this information (a duplication fee may be required):

   E-MAIL: publicinfo@sec.gov
   WRITE:  Public Reference Section, Washington, D.C. 20549-0102
   VISIT:  http://www.sec.gov (EDGAR Database)
   CALL:   1-202-942-8090 (only for information on
           the operation of the Public Reference Section)
REFER TO:
   CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 188
   Securities Act file number: 333-118161
   Investment Company Act file number: 811-03763

When units of the trust are no longer available, we may use this prospectus as a preliminary prospectus for a future trust. In this case you should note that:

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE WITH RESPECT TO FUTURE TRUSTS AND MAY BE CHANGED. NO ONE MAY SELL UNITS OF A FUTURE TRUST UNTIL A REGISTRATION STATEMENT IS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL UNITS AND IS NOT SOLICITING AN OFFER TO BUY UNITS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

[GRAPHIC]

                                                             IQ/CLAYMORE FLORIDA
                                                             MUNICIPAL PORTFOLIO
                                                                  (10-15 YEARS),
                                                                        SERIES 1
                                                            IQ/CLAYMORE NEW YORK
                                                             MUNICIPAL PORTFOLIO
                                                                  (10-15 YEARS),
                                                                        SERIES 2
                                                               IQ/CLAYMORE TEXAS
                                                             MUNICIPAL PORTFOLIO
                                                                  (10-15 YEARS),
                                                                        SERIES 1
                                                                     A SERIES OF
                                                             CLAYMORE SECURITIES
                                                              DEFINED PORTFOLIOS
                                                                      SERIES 188


                                                                      PROSPECTUS
                                                        DATED SEPTEMBER 27, 2004


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